GRIFFIN INSTITUTIONAL ACCESS CREDIT FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2019 (Unaudited)

		Spread		Maturity	Principal	Value
Description	Country	Above Index	Rate	Date	Amount	(Note 2)(a)
BANK LOANS (53.17%)(b)
AEROSPACE & DEFENSE (4.75%)
Air Comm Corp. LLC Term Loan (c)	United States	3M US L + 6.50%	8.60%	07/01/25	$1,714,680	$1,663,240
Ducommun, Inc., First Lien B Term Loan	United States	1M US L + 4.00%	6.07%	11/21/25	353,818	354,923
Dynasty Acquisition Co., Inc., First Lien Initial B-1 Term Loan	United States	3M US L + 4.00%	6.10%	04/06/26	538,371	541,566
Excelitas Technologies Corp., First Lien 2019 Additional USD Term Loan	United States	3M US L + 3.50%	5.60%	12/02/24	358,179	358,626
Excelitas Technologies Corp., First Lien Initial Euro Term Loan	United States	3M EUR L + 3.50%, 0.00% Floor	3.50%	12/02/24	€22,425	24,488
Excelitas Technologies Corp., First Lien Initial USD Term Loan (d)	United States	3M US L + 3.50%	5.60%	12/02/24	$375,861	376,568
Excelitas Technologies Corp., Second Lien Initial Term Loan	United States	3M US L + 7.50%	9.83%	12/01/25	1,143,183	1,147,110
Forming Machining Industries Holdings LLC, First Lien Initial Term Loan	United States	3M US L + 4.00%	6.10%	10/09/25	695,849	664,536
Forming Machining Industries Holdings LLC, Second Lien Initial Term Loan	United States	3M US L + 8.25%	10.35%	10/09/26	310,000	297,600
Jazz Acquisition, Inc., First Lien Initial Term Loan	United States	3M US L + 4.25%	6.35%	06/19/26	539,488	540,500
Jazz Acquisition, Inc., Second Lien Term Loan	United States	3M US L + 8.00%	10.10%	06/11/27	1,058,702	1,049,438
Kellstrom Commercial Aerospace, Inc. - Delayed Draw Term Loan (c)(e)	United States	L + 1.00%		07/01/25	260,146	257,545
Kellstrom Commercial Aerospace, Inc. - Initial Term Loan (c)	United States	3M US L + 5.00%	7.32%	07/01/25	2,312,412	2,266,164
Kellstrom Commercial Aerospace, Inc. - Revolver (c)(e)	United States	3M US L + 5.00%	7.04%	07/01/25	433,577	424,905
MHI Holdings LLC, First Lien Initial Term Loan (d)	United States	L + 5.00%		09/20/26	1,011,139	1,012,402
Nordam Group LLC, First Lien Initial Term Loan	United States	6M US L + 5.50%	7.85%	04/09/26	1,125,618	1,129,839
Standard Aero Limited, First Lien Initial B-2 Term Loan	United States	3M US L + 4.00%	6.10%	04/06/26	289,447	291,165
Turbocombustor Technology, Inc., First Lien Initial Term Loan	United States	1M US L + 4.50%	6.54%	12/02/20	1,433,684	1,419,348
Wheels Up Partners LLC, First Lien Class A Notes Term Loan (c)	United States	3M US L + 6.50%	8.63%	03/01/24	310,900	310,900
WP CPP Holdings LLC, First Lien Initial Term Loan	United States	3M US L + 3.75%	6.01%	04/30/25	1,163,866	1,167,142
WP CPP Holdings LLC, Second Lien Initial Term Loan	United States	3M US L + 7.75%	10.01%	04/30/26	623,597	620,996
						15,919,001
AUTOMOTIVE (1.08%)
Autodata, Inc., Second Lien Term Loan (c)(d)	United States	L + 8.00%		05/31/27	448,768	448,768
Commercial Vehicle Group, Inc., First Lien Initial Term Loan	United States	1M US L + 6.00%	8.04%	04/12/23	235,761	236,940
Mavis Tire Express Services Corp., First Lien Closing Date Term Loan	United States	1M US L + 3.25%	5.29%	03/20/25	218,821	214,718
Mavis Tire Express Services Corp., First Lien Delayed Draw Term Loan (e)	United States	3M US L + 3.25%	5.29%	03/20/25	27,833	27,311
Midas Intermediate Holdco II LLC, First Lien 2017 Refinancing Term Loan (d)	United States	3M US L + 2.75%	4.85%	08/18/21	825,474	798,852

		Spread		Maturity	Principal		Value
Description	Country	Above Index	Rate	Date	Amount		(Note 2)(a)
AUTOMOTIVE (continued)
OEConnection LLC, First Lien Delayed Draw Term Loan (d)(e)	United States	L + 4.00%		09/25/26		$29,131	$29,076
OEConnection LLC, First Lien Initial Term Loan (d)	United States	L + 4.00%		09/25/26		307,328	306,752
Project Boost Purchaser LLC, First Lien Term Loan (d)	United States	L + 3.50%		06/01/26		544,662	541,871
Thor Industries, Inc., First Lien Initial Euro Term Loan	United States	1M EUR L + 4.00%, 0.00% Floor	4.00%	02/01/26		€280,136	297,957
Thor Industries, Inc., First Lien Initial USD Term Loan	United States	1M US L + 3.75%	5.88%	02/01/26		$248,000	242,234
Wand Newco 3, Inc., First Lien Initial Term Loan	United States	1M US L + 3.50%	5.54%	02/05/26		472,922	475,878
							3,620,357
BANKING (0.07%)
TNS, Inc., First Lien Initial Term Loan	United States	3M US L + 4.00%	6.26%	08/14/22		247,086	244,491

BEVERAGE, FOOD, & TOBACCO (1.76%)
1011778 B.C. Unlimited Liability Company, First Lien B-3 Term Loan	Canada	1M US L + 2.25%	4.29%	02/16/24		91,854	92,267
Advantage Sales & Marketing, Inc., First Lien Initial Term Loan	United States	1M US L + 3.25%	5.29%	07/23/21		366,324	343,022
Heritage Food Service Group, Inc. Term Loan (c)	United States	1M US L + 4.50%	6.60%	10/20/21		1,763,174	1,763,174
H-Food Holdings LLC, First Lien Initial Term Loan	United States	1M US L + 3.69%	5.73%	05/23/25		796,818	752,196
K-Mac Holdings Corp., Second Lien Initial Term Loan	United States	1M US L + 6.75%	8.79%	03/16/26		2,294,013	2,281,121
NPC International, Inc., Second Lien Initial Term Loan	United States	1M US L + 7.50%	9.54%	04/18/25		250,000	77,187
Quidditch Acquisition, Inc., First Lien B Term Loan	United States	3M US L + 7.00%	9.11%	03/21/25		583,013	591,758
							5,900,725
CAPITAL EQUIPMENT (3.45%)
10945048 Canada, Inc., Second Lien Term Loan (c)	Canada	3M CDOR + 8.25%	10.23%	09/21/26	CAD	3,020,000	2,228,215
ASP Unifrax Holdings, Inc., First Lien EUR Term Loan	United States	3M EUR L + 3.75%, 0.00% Floor	3.75%	12/12/25		€615,277	648,201
ASP Unifrax Holdings, Inc., Second Lien Term Loan	United States	3M US L + 8.50%	10.63%	12/14/26		$917,431	839,450
C&D Technologies, Inc., First Lien B Term Loan	United States	1M US L + 5.75%	7.79%	12/20/25		732,640	696,924
Crosby Group LLC, First Lien Initial Term Loan	United States	1M US L + 4.75%	6.80%	06/26/26		324,829	318,739
Doncasters US Finance LLC, First Lien B Term Loan	United Kingdom	3M US L + 3.50%	5.60%	04/09/20		30,299	20,906
Erpe Bidco, Ltd., First Lien Facility B EUR Term Loan (d)	United Kingdom	L + 4.00%		10/04/24		€1,536,058	1,223,864
Granite Holdings US Acquisition Co., First Lien B Term Loan (d)	United States	L + 5.25%		09/25/26		$380,345	371,312
Mirion Technologies LLC, First Lien Initial Dollar Term Loan	United States	3M US L + 4.00%	6.10%	03/06/26		671,868	674,948
Ohio Transmission Corporation, Term Loan (c)	United States	3M US L + 8.50%	10.60%	04/09/27		1,961,592	1,912,552

		Spread		Maturity	Principal	Value
Description	Country	Above Index	Rate	Date	Amount	(Note 2)(a)
CAPITAL EQUIPMENT (continued)
Ply Gem Midco, Inc., First Lien Initial Term Loan	United States	1M US L + 3.75%	5.79%	04/12/25	$972,541	$954,306
Rackspace Hosting, Inc., First Lien B Term Loan	United States	3M US L + 3.00%	5.29%	11/03/23	314,041	289,015
WireCo WorldGroup, Inc., First Lien Initial Term Loan	Cayman Islands	1M US L + 5.00%	7.04%	09/29/23	660,757	648,368
WireCo WorldGroup, Inc., Second Lien Initial Term Loan	Cayman Islands	1M US L + 9.00%	11.04%	09/30/24	750,000	742,500
						11,569,300
CHEMICALS, PLASTICS, & RUBBER (1.47%)
Ascend Performance Materials Operations LLC, First Lien Initial Term Loan	United States	1M US L + 5.25%	7.35%	08/27/26	1,969,775	1,979,633
ASK Chemicals GmbH, First Lien Facility B Term Loan	Germany	6M EUR L + 5.25%, 0.00% Floor	5.25%	05/12/23	€1,000,000	1,071,806
Colouroz Investment 1 GmbH, First Lien Initial C Term Loan	Germany	3M US L + 3.00%	5.28%	09/07/21	$10,976	9,310
Colouroz Investment 2 LLC, First Lien Initial B-2 Term Loan	United States	3M US L + 3.00%	5.28%	09/07/21	66,395	56,318
Nouryon Finance B.V., First Lien Initial Dollar Term Loan	Netherlands	1M US L + 3.25%	5.29%	10/01/25	599,991	589,041
Plaskolite PPC Intermediate II LLC, First Lien Initial Term Loan	United States	1M US L + 4.25%	6.31%	12/15/25	897,774	852,886
Univar USA, Inc., First Lien B-4 Term Loan	United States	1M US L + 2.50%	4.54%	07/01/24	206,352	207,457
Univar USA, Inc., First Lien Euro B-2 Term Loan	United States	3M EUR L + 2.75%, 0.00% Floor	2.75%	07/01/24	€131,484	144,780
						4,911,231
CONSTRUCTION & BUILDING (0.69%)
CPG International LLC, First Lien New Term Loan	United States	3M US L + 3.75%	5.93%	05/05/24	$387,707	386,899
Crown Subsea Communications Holding, Inc., First Lien Initial Term Loan	United States	1M US L + 6.00%	8.10%	11/02/25	263,685	264,674
KBR, Inc., First Lien B Term Loan	United States	1M US L + 3.75%	5.79%	04/25/25	712,500	715,396
Sequa Mezzanine Holdings LLC, First Lien Initial Term Loan	United States	3M US L + 5.00%	7.19%	11/28/21	459,675	456,515
Wilsonart LLC, First Lien Tranche D Term Loan	United States	3M US L + 3.25%	5.36%	12/19/23	493,687	485,511
						2,308,995
CONSUMER GOODS: DURABLE (1.20%)
Auris Luxembourg III S.a r.l., First Lien Facility B1A Term Loan	Denmark	3M EUR L + 4.00%, 0.00% Floor	4.00%	02/27/26	€795,720	875,485
Hayward Industries, Inc., First Lien Initial Term Loan	United States	1M US L + 3.50%	5.54%	08/05/24	$581,707	563,528
Mascot Bidco Oy, First Lien Facility B Term Loan	Finland	3M EUR L + 4.50%, 0.00% Floor	4.50%	03/30/26	€620,938	679,437
New Milani Group LLC, First Lien Term Loan (c)	United States	1M US L + 4.25%	6.35%	06/06/24	$790,000	774,200
TGG TS Acquisition Company aka, First Lien B Term Loan	United States	1M US L + 6.50%	8.53%	12/14/25	1,126,281	1,122,057
						4,014,707
CONSUMER GOODS: NON-DURABLE (0.70%)
Kronos Acquisition Intermediate, Inc., First Lien Initial Term Loan	Canada	3M US L + 4.00%	6.26%	05/15/23	1,233,049	1,172,938

		Spread		Maturity	Principal		Value
Description	Country	Above Index	Rate	Date	Amount		(Note 2)(a)
CONSUMER GOODS: NON-DURABLE (continued)
Zeppelin Bidco Pty Limited (c)	Australia	3M BBSW + 6.00%	7.18%	06/28/24	AUD	1,804,348	$1,181,310
							2,354,248
CONTAINERS, PACKAGING, & GLASS (1.63%)
Automate Intermediate Holdings II S.A R.L. (c)	Luxembourg	1M US L + 7.75%	9.79%	07/22/27		$1,090,250	1,068,445
BWay Holding Company, First Lien Initial Term Loan	United States	3M US L + 3.25%	5.59%	04/03/24		1,018,159	998,504
Flex Acquisition Company, Inc., First Lien Initial Term Loan	United States	3M US L + 3.00%	5.32%	12/29/23		1,195,264	1,154,625
Klockner Pentaplast of America, Inc., First Lien Euro Term Loan	Luxembourg	3M EUR L + 4.75%, 0.00% Floor	4.75%	06/30/22		€189,191	175,592
Packaging Coordinators Midco, Inc., First Lien Initial Term Loan	United States	3M US L + 4.00%	6.11%	06/30/23		$730,858	730,174
Packaging Coordinators Midco, Inc., Second Lien Initial Term Loan	United States	3M US L + 8.75%	10.86%	07/01/24		512,500	515,063
Pro Mach Group, Inc., First Lien Initial Term Loan	United States	1M US L + 2.75%	4.81%	03/07/25		494,987	483,078
Verallia Packaging, First Lien Facility B4 Term Loan	France	1M EUR L + 2.75%, 0.00% Floor	2.75%	10/31/22		€215,547	235,308
Verallia Packaging, First Lien Facility C Term Loan	France	1M EUR L + 2.75%, 0.00% Floor	2.75%	08/01/25		106,667	116,447
							5,477,236
ENERGY: ELECTRICITY (0.57%)
Infinite Electronics International, Inc., First Lien B-2 Term Loan	United States	1M US L + 4.00%	6.04%	07/02/25		$1,660,985	1,652,681
Infinite Electronics International, Inc., Second Lien B-1 Term Loan (c)	United States	1M US L + 8.00%	10.04%	07/02/26		240,000	240,000
							1,892,681
ENERGY: OIL & GAS (1.69%)
BlackBrush Oil & Gas LP, First Lien Closing Date Term Loan	United States	3M US L + 8.00%	10.46%	02/09/24		2,151,724	2,114,069
California Resources Corp., First Lien Initial Term Loan (d)	United States	L + 4.75%		12/31/22		184,000	164,680
California Resources Corp., First Lien Term Loan	United States	1M US L + 10.38%	12.42%	12/31/21		870,000	763,429
Lower Cadence Holdings LLC, First Lien Initial Term Loan	United States	1M US L + 4.00%	6.05%	05/22/26		284,433	277,945
Oxbow Carbon LLC, First Lien Tranche B Term Loan	United States	1M US L + 3.75%	5.79%	01/04/23		994,458	995,079
Savage Enterprises LLC, First Lien Initial Term Loan	United States	1M US L + 4.00%	6.04%	08/01/25		230,355	232,971
Ultra Resources, Inc., First Lien Term Loan (d)	United States	1M US L + 4.00%	6.05%	04/12/24		1,683,510	1,125,848
							5,674,021
ENVIRONMENTAL INDUSTRIES (0.17%)
Filtration Group Corp., First Lien Initial Euro Term Loan	United States	3M EUR L + 3.50%, 0.00% Floor	3.50%	03/29/25		€236,294	260,608
TRC Companies, Inc., First Lien Initial Term Loan	United States	1M US L + 3.50%	5.54%	06/21/24		$319,666	320,166
							580,774

		Spread		Maturity	Principal	Value
Description	Country	Above Index	Rate	Date	Amount	(Note 2)(a)
FIRE: FINANCE (0.19%)
Advisor Group Holdings, Inc., First Lien Initial B Term Loan	United States	1M US L + 5.00%	7.04%	07/31/26	$657,270	645,219

FIRE: INSURANCE (1.20%)
Asurion LLC, First Lien Amendment No. 14 Replacement B-4 Term Loan	United States	1M US L + 3.00%	5.04%	08/04/22	394,709	396,683
Asurion LLC, First Lien Replacement B-6 Term Loan	United States	1M US L + 3.00%	5.04%	11/03/23	196,178	197,159
Asurion LLC, Second Lien Replacement B-2 Term Loan	United States	1M US L + 6.50%	8.54%	08/04/25	1,085,308	1,104,165
Hub International, Ltd., First Lien Initial Term Loan	United States	3M US L + 3.00%	5.27%	04/25/25	679,116	672,362
Ivy Finco Limited, Facility B Term Loan (c)	Jersey	3M GBP L + 5.00%	5.71%	05/19/25	£451,074	539,363
Ivy Finco Limited, Term Loan, Acquisition Facility (Original) (c)(e)	Jersey	3M GPB L + 5.00%	5.71%	05/19/25	442,316	528,891
Tempo Acquisition LLC, First Lien Initial Term Loan	United States	1M US L + 3.00%	5.04%	05/01/24	$585,784	588,593
						4,027,216
FIRE: REAL ESTATE (0.48%)
ASP MCS Acquisition Corp., First Lien Initial Term Loan	United States	1M US L + 4.75%	6.79%	05/20/24	419,306	190,086
Strand Court Limited (c)	United Kingdom	3M EUR L + 6.75%, 0.50% Floor	7.25%	10/29/21	€214,418	231,369
Strand Court, Ltd., First Lien A-1 Term Loan (c)	United Kingdom	6M EUR L + 6.75%, 0.50% Floor	7.25%	10/30/21	507,321	547,427
Strand Court, Ltd., First Lien A-2 Term Loan (c)	United Kingdom	6M EUR L + 6.75%, 0.50% Floor	7.25%	10/30/21	604,220	651,986
						1,620,868
FOREST PRODUCTS & PAPER (0.61%)
Solenis Holdings LLC, First Lien Initial Dollar Term Loan	United States	3M US L + 4.00%	6.12%	06/26/25	$1,489,969	1,453,651
Solenis Holdings LLC, Second Lien Initial Term Loan	United States	3M US L + 8.50%	10.62%	06/26/26	604,384	595,696
						2,049,347
HEALTHCARE & PHARMACEUTICALS (5.56%)
AEA Holdings (Luxembourg) SARL (c)(f)	Luxembourg	3M US L + 9.25%	11.54%	11/17/24	2,282,080	2,304,901
Bausch Health Companies, Inc., First Lien First Incremental Term Loan	United States	1M US L + 2.75%	4.79%	11/27/25	1,276,574	1,280,646
BioClinica Holding I LP, First Lien Initial Term Loan	United States	2M US L + 4.25%	6.44%	10/20/23	577,002	557,768
Chip Holdco, Ltd., First Lien B Term Loan (c)	United Kingdom	3M US L + 4.75%	6.85%	07/11/25	961,318	961,318
Clarkson Eyecare LLC, First Lien Acquisition Term Loan	United States	3M US L + 6.25%	8.39%	04/02/21	696,800	686,348
Clarkson Eyecare LLC, First Lien ARC Acquisition Term Loan	United States	3M US L + 6.25%	8.37%	04/02/21	1,054,000	1,038,190
Curium BidCo S.a r.l., First Lien Facility B Term Loan	Luxembourg	3M US L + 4.00%	6.10%	07/09/26	398,351	400,342
Envision Healthcare Corp., First Lien Initial Term Loan	United States	1M US L + 3.75%	5.79%	10/10/25	558,281	457,266
Golden State Buyer, Inc., First Lien Initial Term Loan	United States	1M US L + 4.75%	6.79%	06/21/26	2,671,875	2,645,156
Mendel Bidco, Inc., Term Loan (c)	United States	3M US L + 4.50%	6.60%	06/17/27	2,715,805	2,647,910

		Spread		Maturity	Principal	Value
Description	Country	Above Index	Rate	Date	Amount	(Note 2)(a)
HEALTHCARE & PHARMACEUTICALS (continued)
Mertus 522. Gmbh, Acquisition/Capex Facility (c)(e)	Germany	L + 5.75%		05/28/26	€467,970	$496,039
Mertus 522. Gmbh, Facility B (c)	Germany	6M EUR L + 5.75%, 0.00% Floor	5.75%	05/28/26	800,751	848,780
National Mentor Holdings, Inc., First Lien Initial C Term Loan	United States	1M US L + 4.25%	6.30%	03/09/26	$23,312	23,446
National Mentor Holdings, Inc., First Lien Initial Term Loan	United States	1M US L + 4.25%	6.30%	03/09/26	373,454	375,601
Netsmart Technologies, Inc., First Lien D-1 Term Loan	United States	1M US L + 3.75%	5.79%	04/19/23	225,381	223,691
Parexel International Corp., First Lien Initial Term Loan	United States	1M US L + 2.75%	4.79%	09/27/24	920,360	876,151
Soursop, Ltd., Acquisition/Capex Facility (c)(e)	Ireland	3M EUR L + 5.50%, 0.25% Floor	5.75%	11/03/25	€1,119,435	1,207,931
Soursop, Ltd., First Lien Term Loan (c)	Ireland	3M EUR L + 5.50%, 0.25% Floor	5.75%	11/03/25	432,376	466,557
U.S. Anesthesia Partners, Inc., First Lien Initial Term Loan	United States	1M US L + 3.00%	5.04%	06/23/24	$1,162,093	1,134,133
						18,632,174
HIGH TECH INDUSTRIES (5.99%)
AMI US Holdings Inc. Revolver Loan (c)(e)	United States	1M US L + 5.50%	7.60%	04/01/24	145,361	142,454
AMI US Holdings Inc. Term Loan (c)	United States	1M US L + 5.50%	7.60%	04/01/25	1,101,953	1,079,914
CMI Marketing, Inc., First Lien Initial Term Loan (c)	United States	1M US L + 4.50%	6.54%	05/24/24	871,200	871,200
CMI Marketing, Inc., First Lien Revolving Term Loan (c)(e)	United States	3M US L + 4.50%	4.50%	05/24/23	120,000	120,000
Drilling Info Holdings, Inc. Delayed Draw Term Loan (c)(e)	United States	L + 1.00%		07/30/25	258,028	256,953
Drilling Info Holdings, Inc., First Lien Initial Term Loan	United States	1M US L + 4.25%	6.29%	07/30/25	1,786,947	1,779,504
Electronics for Imaging, Inc., First Lien Initial Term Loan	United States	3M US L + 5.00%	7.10%	07/23/26	978,640	915,029
Electronics for Imaging, Inc., Second Lien Initial Term Loan	United States	3M US L + 9.00%	11.10%	07/23/27	2,227,800	2,060,715
Epicor Software Corp., First Lien B Term Loan	United States	1M US L + 3.25%	5.30%	06/01/22	450,652	451,355
Everest Bidco SAS, First Lien Facility B Term Loan	France	3M EUR L + 4.00%, 0.00% Floor	4.00%	07/04/25	€303,237	328,035
Everest Bidco SAS, Second Lien Term Loan (c)	France	3M GBP L + 7.50%	8.26%	07/03/26	£378,378	448,950
Kronos, Inc., First Lien Incremental Term Loan	United States	3M US L + 3.00%	5.25%	11/01/23	$813,719	816,124
LTI Holdings, Inc., First Lien Initial Term Loan	United States	1M US L + 3.50%	5.54%	09/06/25	1,287,012	1,221,696
LTI Holdings, Inc., Second Lien Initial Term Loan	United States	1M US L + 6.75%	8.79%	09/06/26	275,478	252,406
MA FinanceCo. LLC, First Lien Tranche B-3 Term Loan	United Kingdom	1M US L + 2.50%	4.54%	06/21/24	124,252	122,906
RP Crown Parent LLC, First Lien Initial Term Loan	United States	3M US L + 2.75%	4.80%	10/12/23	219,420	219,900
Seattle SpinCo, Inc., First Lien Initial Term Loan	United States	1M US L + 2.50%	4.54%	06/21/24	839,108	830,016
SolarWinds Holdings, Inc., First Lien 2018 Refinancing Term Loan	United States	1M US L + 2.75%	4.79%	02/05/24	929,989	932,170

		Spread		Maturity	Principal	Value
Description	Country	Above Index	Rate	Date	Amount	(Note 2)(a)
HIGH TECH INDUSTRIES (continued)
Ultimate Software Group, Inc., First Lien Initial Term Loan	United States	1M US L + 3.75%	5.79%	05/04/26	$670,561	$675,329
Utimaco Management Gmbh (c)	Germany	3M EUR L + 4.50%, 0.00% Floor	4.50%	08/09/27	€2,786,275	2,960,989
Vital Holdco Limited, Facility B1 (c)	United Kingdom	3M US L + 5.25%	7.80%	05/29/26	$2,946,432	2,872,771
Vital Holdco Limited, Facility B2 (c)	United Kingdom	3M US L + 5.25%	5.25%	05/29/26	659,780	701,151
						20,059,567
HOTEL, GAMING, & LEISURE (1.38%)
Aimbridge Acquisition Co., Inc., First Lien Initial Term Loan	United States	1M US L + 3.75%	5.82%	02/02/26	1,279,194	1,279,194
Aristocrat Leisure, Ltd., First Lien B-3 Term Loan	Australia	3M US L + 1.75%	4.03%	10/19/24	142,991	143,633
Compass III, Ltd., First Lien Facility B2 Term Loan	Netherlands	6M EUR L + 4.50%, 0.00% Floor	4.50%	05/09/25	€671,493	735,819
HNVR Holdco, Ltd., First Lien Facility C Term Loan	United Kingdom	6M EUR L + 4.50%, 0.00% Floor	4.50%	09/12/25	1,353,619	1,485,991
IRB Holding Corp., First Lien B Term Loan	United States	3M US L + 3.25%	5.55%	02/05/25	$966,398	963,445
						4,608,082
MEDIA: ADVERTISING, PRINTING & PUBLISHING (0.02%)
Catalina Marketing Corp., First Lien First-Out Term Loan	United States	1M US L + 7.50%	9.56%	02/15/23	16,587	14,043
Checkout Holding Corp., First Lien Term Loan (f)	United States	1M US L + 10.50%	12.56%	08/15/23	81,609	36,044
						50,087
MEDIA: BROADCASTING & SUBSCRIPTION (0.72%)
CSC Holdings LLC, First Lien February 2019 Incremental Term Loan	United States	1M US L + 3.00%	5.03%	04/15/27	812,089	813,948
Hargray Communications Group, Inc., First Lien Initial Term Loan	United States	1M US L + 3.00%	5.04%	05/16/24	266,338	266,471
Tele Columbus AG, First Lien Facility A2 Term Loan (d)	Germany	L + 3.00%		10/15/24	€217,689	227,385
Ziggo Secured Finance Partnership, First Lien E Facility Term Loan	Netherlands	1M US L + 2.50%	4.53%	04/15/25	$1,095,000	1,094,119
						2,401,923
MEDIA: DIVERSIFIED & PRODUCTION (1.90%)
Getty Images, Inc., First Lien Initial Dollar Term Loan	United States	1M US L + 4.50%	6.56%	02/19/26	284,902	284,428
Getty Images, Inc., First Lien Initial Euro Term Loan	United States	1M EUR L + 5.00%, 0.00% Floor	5.00%	02/19/26	€312,066	340,883
International Entertainment Investments, Ltd., First Lien C1 Term Loan (c)	United Kingdom	6M GBP L + 4.75%	5.66%	05/31/23	£619,048	761,146
International Entertainment Investments, Ltd., First Lien C2 Term Loan (c)	United Kingdom	6M GBP L + 4.75%	5.66%	05/31/23	380,952	468,398
MH Sub I LLC, First Lien Amendment No. 2 Initial Term Loan	United States	1M US L + 3.75%	5.79%	09/13/24	$644,659	641,487
MH Sub I LLC, Second Lien Amendment No. 2 Initial Term Loan	United States	1M US L + 7.50%	9.54%	09/15/25	491,828	495,516
National CineMedia LLC, First Lien Initial Term Loan	United States	1M US L + 3.00%	5.06%	06/20/25	70,053	70,075
Technicolor S.A., First Lien Euro Term Loan	France	3M EUR L + 3.50%, 0.00% Floor	3.50%	12/06/23	€1,836,556	1,810,974

		Spread		Maturity	Principal	Value
Description	Country	Above Index	Rate	Date	Amount	(Note 2)(a)
MEDIA: DIVERSIFIED & PRODUCTION (continued)
William Morris Endeavor Entertainment LLC, First Lien B-1 Term Loan	United States	1M US L + 2.75%	4.80%	05/18/25	$1,517,996	$1,478,148
						6,351,055
METALS & MINING (0.45%)
Hyperion Materials & Technologies, Inc., First Lien Term Loan	United States	1M US L + 5.50%	7.54%	08/16/26	917,971	904,202
Murray Energy Corp., First Lien Superpriority B-2 Term Loan	United States	3M US L + 7.25%	9.35%	10/17/22	1,563,397	611,288
						1,515,490
RETAIL (0.81%)
Albertson's LLC, First Lien 2019-1 B-7 Term Loan	United States	1M US L + 2.75%	4.79%	11/17/25	225,558	227,196
Ascena Retail Group, Inc., First Lien Tranche B Term Loan	United States	1M US L + 4.50%	6.56%	08/21/22	1,456,070	816,695
Eyemart Express LLC, First Lien Term Loan	United States	1M US L + 3.00%	5.06%	08/04/24	246,231	246,128
Kirk Beauty One GmbH, First Lien Facility B1 Term Loan	Germany	3M EUR L + 3.50%, 0.00% Floor	3.50%	08/12/22	€86,242	86,401
Kirk Beauty One GmbH, First Lien Facility B2 Term Loan	Germany	3M EUR L + 3.50%, 0.00% Floor	3.50%	08/12/22	24,198	24,243
Kirk Beauty One GmbH, First Lien Facility B3 Term Loan	Germany	3M EUR L + 3.50%, 0.00% Floor	3.50%	08/12/22	77,165	77,308
Kirk Beauty One GmbH, First Lien Facility B4 Term Loan	France	3M EUR L + 3.50%, 0.00% Floor	3.50%	08/12/22	50,869	50,963
Kirk Beauty One GmbH, First Lien Facility B5 Term Loan	France	3M EUR L + 3.50%, 0.00% Floor	3.50%	08/12/22	9,292	9,309
Kirk Beauty One GmbH, First Lien Facility B6 Term Loan	Germany	3M EUR L + 3.50%, 0.00% Floor	3.50%	08/12/22	37,779	37,849
Kirk Beauty One GmbH, First Lien Facility B7 Term Loan	Netherlands	3M EUR L + 3.50%, 0.00% Floor	3.50%	08/12/22	27,528	27,579
Kirk Beauty One GmbH, First Lien Facility B8 Term Loan (d)	Germany	3M EUR L + 3.25%, 0.00% Floor	3.25%	08/12/22	216,743	216,159
MED Parentco LP, First Lien Delayed Draw Term Loan (e)	United States	L + 2.13%		07/18/26	$167,648	166,684
MED Parentco LP, First Lien Initial Term Loan	United States	1M US L + 4.25%	6.29%	08/03/26	671,387	667,526
Moran Foods LLC, First Lien Term Loan	United States	3M US L + 6.00%	8.10%	12/05/23	131,133	56,168
						2,710,208
SERVICES: BUSINESS (6.31%)
Alliant Holdings Intermediate LLC, First Lien 2018 Initial Term Loan	United States	1M US L + 3.00%	5.05%	05/09/25	1,048,377	1,032,656
AMCP Clean Acquisition Company LLC, First Lien Delayed Draw Term Loan	United States	2M US L + 4.25%	6.34%	06/16/25	162,529	160,903
AMCP Clean Acquisition Company LLC, First Lien Term Loan	United States	2M US L + 4.25%	6.34%	06/16/25	671,732	665,014
AqGen Ascensus, Inc., First Lien Replacement Term Loan	United States	3M US L + 4.00%	6.20%	12/05/22	1,762,073	1,769,791
Baring Private Equity Asia VI Holding, Ltd., First Lien Initial Dollar Term Loan	Netherlands	1M US L + 3.00%	5.04%	10/26/22	84,509	80,706
BCA Marketplace PLC, First Lien B1 Term Loan (d)	United Kingdom	L + 5.00%		09/09/26	£819,435	1,022,014
BCA Marketplace PLC, Second Lien Term Loan (d)	United Kingdom	L + 8.30%		09/06/27	1,445,511	1,790,648

		Spread		Maturity	Principal	Value
Description	Country	Above Index	Rate	Date	Amount	(Note 2)(a)
SERVICES: BUSINESS (continued)
Camelot U.S. Acquisition 1 Co., First Lien New Term Loan	United States	1M US L + 3.25%	5.29%	10/03/23	$137,943	$138,964
Comet Bidco, Ltd., First Lien Facility B Term Loan	United Kingdom	1M GBP L + 5.00%	5.71%	09/30/24	£469,565	568,691
Comet Bidco, Ltd., First Lien Facility B2 Term Loan	United Kingdom	3M US L + 5.00%	7.12%	09/30/24	$360,741	356,231
DiscoverOrg LLC, First Lien Initial Term Loan	United States	1M US L + 4.50%	6.54%	02/02/26	1,246,875	1,244,924
DiscoverOrg LLC, Second Lien Initial Term Loan	United States	1M US L + 8.50%	10.60%	02/01/27	1,285,714	1,281,433
Ensemble RCM LLC, First Lien Closing Date Term Loan	United States	3M US L + 3.75%	6.00%	08/03/26	366,049	366,545
Genuine Financial Holdings LLC, First Lien Initial Term Loan	United States	1M US L + 3.75%	5.79%	07/11/25	495,000	482,625
Irel AcquiCo GmbH, First Lien Facility B1 Term Loan	Germany	3M EUR L + 3.75%, 0.00% Floor	3.75%	05/29/26	€591,249	651,685
Jaguar Holding Company I LLC, First Lien 2018 Term Loan	United States	1M US L + 2.50%	4.54%	08/18/22	$973,283	975,161
Park Place Technologies LLC, Second Lien Initial Term Loan	United States	1M US L + 8.00%	10.04%	03/29/26	276,817	274,741
Research Now Group, Inc., First Lien Initial Term Loan	United States	3M US L + 5.50%	7.75%	12/20/24	331,857	333,465
Salient CRGT, Inc., First Lien Initial Term Loan	United States	1M US L + 6.00%	8.05%	02/28/22	1,513,313	1,437,647
Sophia LP, First Lien B Term Loan	United States	3M US L + 3.25%	5.35%	09/30/22	940,240	941,612
STG-Fairway Acquisitions, Inc., First Lien Term Loan (d)	United States	1M US L + 5.25%	7.29%	06/30/22	1,755,026	1,757,957
Sumup Holdings Luxembourg SARL, Facility A (c)	Luxembourg	3M EUR L + 8.00%, 1.00% Floor	9.00%	08/01/24	€1,396,226	1,487,581
Sumup Holdings Luxembourg SARL, Facility B (c)(e)	Luxembourg	L + 2.00%		08/01/24	1,483,491	1,580,555
Webhelp, First Lien Term Loan (d)	France	L + 3.50%		07/31/26	667,930	733,473
						21,135,022
SERVICES: CONSUMER (2.22%)
Ancestry.com Operations, Inc., First Lien Extended Term Loan	United States	1M US L + 4.25%	6.30%	08/27/26	$710,886	696,669
NVA Holdings, Inc., First Lien B-3 Term Loan	United States	1M US L + 2.75%	4.79%	02/02/25	742,500	742,578
NVA Holdings, Inc., First Lien Incremental B-4 Term Loan	United States	1M US L + 3.50%	5.54%	02/02/25	145,335	145,517
Obol France 3 SAS, First Lien Amended Facility B Term Loan (d)	France	L + 3.50%		04/11/23	€842,140	871,182
Titan Acquisitionco New Zealand, Ltd., First Lien Initial Term Loan	United States	3M US L + 4.25%	6.35%	05/01/26	$537,802	540,491
Trafalgar Bidco, Ltd., First Lien Term Loan (c)	United Kingdom	3M GBP L + 5.00%	5.72%	09/11/24	£1,502,760	1,792,277
WeddingWire, Inc., Second Lien Initial Dollar Term Loan	United States	1M US L + 8.25%	10.29%	12/21/26	$533,333	528,000
Weld North Education LLC, First Lien Initial Term Loan	United States	3M US L + 4.25%	6.36%	02/15/25	1,168,416	1,162,574
Wink Holdco, Inc., First Lien Initial Term Loan	United States	1M US L + 3.00%	5.04%	12/02/24	989,312	975,714
						7,455,002

		Spread		Maturity	Principal	Value
Description	Country	Above Index	Rate	Date	Amount	(Note 2)(a)
TELECOMMUNICATIONS (3.49%)
Frontier Communications Corp., First Lien B-1 Term Loan	United States	1M US L + 3.75%	5.80%	06/15/24	$1,535,695	$1,535,150
Greeneden U.S. Holdings I LLC, First Lien Tranche B-3 Dollar Term Loan	United States	1M US L + 3.25%	5.29%	12/01/23	994,326	990,180
GTT Communications, Inc., First Lien Closing Date U.S. Term Loan	United States	1M US L + 2.75%	4.79%	05/31/25	915,023	740,451
Horizon Telcom, Inc., First Lien Delayed Draw Term Loan (c)(e)	United States	1M US L + 4.50%	6.60%	06/15/23	86,865	85,997
Horizon Telcom, Inc., First Lien Revolving Term Loan (c)(e)	United States	L + 0.50%		06/15/23	5,793	5,735
Horizon Telcom, Inc., First Lien Term Loan (c)	United States	1M US L + 4.50%	6.60%	06/15/23	688,221	681,338
Intelsat Jackson Holdings S.A., First Lien Tranche B-3 Term Loan	Luxembourg	1M US L + 3.75%	5.80%	11/27/23	177,721	178,471
Intelsat Jackson Holdings S.A., First Lien Tranche B-5 Term Loan (g)	Luxembourg	6.63%	6.63%	01/02/24	289,875	297,030
LOGIX Holding Company LLC, First Lien Initial Term Loan	United States	1M US L + 5.75%	7.79%	12/22/24	339,300	339,300
Masergy Holdings, Inc., First Lien 2017 Replacement Term Loan	United States	3M US L + 3.25%	5.35%	12/15/23	948,269	935,231
Masergy Holdings, Inc., Second Lien Initial Term Loan	United States	3M US L + 7.50%	9.60%	12/16/24	462,778	455,066
Masmovil Ibercom S.A., First Lien Facility B1 Term Loan	Spain	3M EUR L + 3.25%, 0.00% Floor	3.25%	05/07/26	€974,453	1,074,615
Masmovil Ibercom S.A., First Lien Facility B2 Term Loan (e)	Spain	L + 3.25%		05/22/26	155,912	171,938
Matterhorn Telecom S.A., First Lien Facility B Term Loan (d)	Luxembourg	L + 3.50%		09/15/26	389,770	428,168
Mavenir Systems, Inc., First Lien Initial Term Loan	United States	3M US L + 6.00%	8.34%	05/08/25	$241,190	238,175
Pulsant Acquisitions, Ltd., Facility B Term Loan, First Lien Term Loan (c)	United Kingdom	3M GBP L + 5.25%, 1.00% Floor	6.25%	05/18/23	£710,227	864,522
Sprint Communications, Inc., First Lien 2019 Incremental Term Loan	United States	1M US L + 3.00%	5.06%	02/02/24	$754,516	753,573
Uniti Group, Inc., First Lien Shortfall Term Loan	United States	1M US L + 5.00%	7.04%	10/24/22	1,075,932	1,051,557
Windstream Services LLC, First Lien 2016 Tranche B-6 Term Loan (h)	United States	1M US L + 5.00%	10.00%	03/29/21	622,408	634,144
Windstream Services LLC, First Lien Facility (DIP) Term Loan	United States	1M US L + 2.50%	4.55%	02/26/21	233,458	234,042
						11,694,683
TRANSPORTATION: CARGO (0.54%)
Drive Chassis Holdco LLC, Second Lien B Term Loan	United States	3M US L + 8.25%	10.59%	04/10/26	918,451	875,973
Grammer Purchaser, Inc., First Lien Revolving Term Loan (c)(e)	United States	3M US L + 4.50%	6.60%	09/30/24	90,000	89,550
Grammer Purchaser, Inc., First Lien Term Loan (c)	United States	3M US L + 4.50%	6.70%	09/30/24	849,911	845,661
						1,811,184
TRANSPORTATION: CONSUMER (1.12%)
Lakeland Tours LLC, First Lien Initial Term Loan	United States	3M US L + 3.75%	5.90%	12/16/24	887,624	891,690
Safe Fleet Holdings LLC, Second Lien Initial Term Loan	United States	1M US L + 6.75%	8.79%	02/02/26	667,223	647,760

		Spread		Maturity	Principal	Value
Description	Country	Above Index	Rate	Date	Amount	(Note 2)(a)
TRANSPORTATION: CONSUMER (continued)
Toro Private Holdings III, Ltd., First Lien Initial Term Loan (d)	United Kingdom	3M US L + 5.00%	7.10%	05/29/26	$896,590	$814,296
Toro Private Holdings III, Ltd., Second Lien Initial Term Loan	United Kingdom	3M US L + 9.00%	11.04%	05/28/27	899,835	787,356
WestJet Airlines, Ltd., First Lien B Term Loan (d)	Canada	L + 3.00%		08/07/26	608,142	613,417
						3,754,519
UTILITIES: ELECTRIC (0.27%)
Brookfield WEC Holdings, Inc., First Lien Initial Term Loan	Canada	1M US L + 3.50%	5.54%	08/01/25	901,350	905,352

UTILITIES: OIL & GAS (0.17%)
Traverse Midstream Partners LLC, First Lien Advance Term Loan	United States	1M US L + 4.00%	6.05%	09/27/24	657,724	583,730

WHOLESALE (0.51%)
DXP Enterprises, Inc., First Lien Initial Term Loan	United States	1M US L + 4.75%	6.79%	08/29/23	52,650	52,891
Specialty Building Products Holdings LLC, First Lien 2018 Initial Term Loan	United States	1M US L + 5.75%	7.79%	10/01/25	677,345	679,041
SRS Distribution, Inc., First Lien Initial Term Loan	United States	1M US L + 3.25%	5.29%	05/23/25	1,004,557	981,397
						1,713,329
TOTAL BANK LOANS
(Cost $181,954,007)						178,191,824

CORPORATE BONDS (23.96%)(g)
AEROSPACE & DEFENSE (1.80%)
Avolon Holdings Funding, Ltd.(i)	Ireland	5.13%		10/01/23	$249,000	264,787
Avolon Holdings Funding, Ltd.(i)	Ireland	5.25%		05/15/24	297,000	318,740
Avolon Holdings Funding, Ltd.(i)	Ireland	5.50%		01/15/23	76,000	81,283
Bombardier, Inc.(i)	Canada	6.13%		01/15/23	348,000	355,308
Bombardier, Inc.(i)	Canada	7.50%		03/15/25	128,000	128,320
Bombardier, Inc.(i)	Canada	7.88%		04/15/27	675,000	673,886
F-Brasile SpA(i)	Italy	7.38%		08/15/26	1,245,000	1,301,025
Global Aircraft Leasing Co., Ltd.(f)(i)	Cayman Islands	6.50% Cash and 7.25% PIK		09/15/24	666,000	675,990
Park Aerospace Holdings, Ltd.(i)	Ireland	5.50%		02/15/24	1,000,000	1,081,650
TransDigm, Inc.(i)	United States	6.25%		03/15/26	825,000	887,906
TransDigm, Inc.	United States	6.50%		07/15/24	115,000	119,025
TransDigm, Inc.	United States	6.50%		05/15/25	152,000	158,270
						6,046,190
AUTOMOTIVE (1.03%)
AAG FH LP(i)	Canada	9.75%		07/15/24	1,303,000	1,218,305
KAR Auction Services, Inc.(i)	United States	5.13%		06/01/25	103,000	107,120
Meritor, Inc.	United States	6.25%		02/15/24	563,000	580,594
Midas Intermediate Holdco II LLC(i)	United States	7.88%		10/01/22	978,000	911,985
Truck Hero, Inc.(i)	United States	8.50%		04/21/24	656,000	651,080
						3,469,084

Description	Country	Rate	Maturity Date	Principal Amount	Value (Note 2)(a)
BEVERAGE, FOOD, & TOBACCO (1.17%)
1011778 BC ULC	Canada	5.00%	10/15/25	$383,000	$396,597
H-Food Holdings LLC	United States	8.50%	06/01/26	1,179,000	887,197
JBS USA LUX S.A.	United States	5.75%	06/15/25	228,000	238,390
JBS USA LUX S.A.	United States	6.50%	04/15/29	1,020,000	1,134,750
Post Holdings, Inc.	United States	5.00%	08/15/26	250,000	260,213
Post Holdings, Inc.	United States	5.75%	03/01/27	121,000	128,889
Sigma Holdco BV	Netherlands	7.88%	05/15/26	878,000	880,195
					3,926,231
CAPITAL EQUIPMENT (1.21%)
Cleaver-Brooks, Inc.	United States	7.88%	03/01/23	938,000	891,100
CPG Merger Sub LLC	United States	8.00%	10/01/21	1,660,000	1,664,150
Granite Holdings US Acquisition Co.	United States	11.00%	10/01/27	514,000	498,580
Manitowoc Co., Inc.	United States	9.00%	04/01/26	613,000	602,273
RBS Global, Inc.	United States	4.88%	12/15/25	220,000	227,128
TriMas Corp.	United States	4.88%	10/15/25	184,000	187,565
					4,070,796
CHEMICALS, PLASTICS, & RUBBER (0.88%)
Chemours Co.	United States	5.38%	05/15/27	133,000	115,381
Compass Minerals International, Inc.(i)	United States	4.88%	07/15/24	773,000	765,270
Neon Holdings, Inc.(i)	United States	10.13%	04/01/26	677,000	683,770
Trinseo Materials Operating SCA(i)	United States	5.38%	09/01/25	411,000	400,211
Venator Finance SARL(i)	United States	5.75%	07/15/25	1,159,000	982,253
					2,946,885
CONSTRUCTION & BUILDING (0.32%)
Summit Materials LLC	United States	5.13%	06/01/25	386,000	396,615
Summit Materials LLC	United States	6.50%	03/15/27	625,000	668,750
					1,065,365
CONSUMER GOODS: NON-DURABLE (0.46%)
Coty, Inc.	United States	6.50%	04/15/26	435,000	423,038
Kronos Acquisition Holdings, Inc.	Canada	9.00%	08/15/23	1,263,000	1,117,755
					1,540,793
CONTAINERS, PACKAGING, & GLASS (0.60%)
Ardagh Packaging Finance PLC	Ireland	4.13%	08/15/26	247,000	249,161
Mauser Packaging Solutions Holding Co.	United States	7.25%	04/15/25	750,000	711,787
Titan Acquisition, Ltd.	United Kingdom	7.75%	04/15/26	639,000	600,660
Trivium Packaging Finance BV	Netherlands	8.50%	08/15/27	410,000	444,338
					2,005,946
ENERGY: OIL & GAS (1.97%)
Alta Mesa Holdings LP(h)	United States	7.88%	12/15/24	968,000	179,080
Bruin E&P Partners LLC(i)	United States	8.88%	08/01/23	1,806,000	1,359,015
CNX Resources Corp.(i)	United States	7.25%	03/14/27	444,000	370,740
Comstock Resources, Inc., Series WI	United States	9.75%	08/15/26	365,000	306,600
Covey Park Energy LLC(i)	United States	7.50%	05/15/25	358,000	288,190
Great Western Petroleum LLC(i)	United States	9.00%	09/30/21	907,000	793,625
Magnolia Oil & Gas Operating LLC(i)	United States	6.00%	08/01/26	221,000	222,105
Parsley Energy LLC(i)	United States	5.38%	01/15/25	231,000	235,042
QEP Resources, Inc.	United States	5.25%	05/01/23	433,000	403,781
QEP Resources, Inc.	United States	5.63%	03/01/26	315,000	272,475
Range Resources Corp.	United States	5.00%	03/15/23	500,000	438,750
SM Energy Co.	United States	5.63%	06/01/25	625,000	538,938
Talos Production LLC	United States	11.00%	04/03/22	705,000	722,625
Ultra Resources, Inc.(f)	United States	11.00% Cash and 0.25% PIK	07/12/24	296,725	43,025

Description	Country	Rate	Maturity Date	Principal Amount	Value (Note 2)(a)
ENERGY: OIL & GAS (continued)
Vine Oil & Gas LP(i)	United States	9.75%	04/15/23	$401,000	$189,473
WPX Energy, Inc.	United States	5.25%	10/15/27	220,000	222,200
					6,585,664
FIRE: FINANCE (0.50%)
AG Merger Sub II, Inc.(i)	United States	10.75%	08/01/27	133,000	135,660
Fairstone Financial, Inc.(i)	Canada	7.88%	07/15/24	222,000	232,545
Intrum AB(i)	Sweden	3.50%	07/15/26	€476,000	528,806
Springleaf Finance Corp.	United States	6.63%	01/15/28	$709,000	764,160
					1,661,171
FIRE: REAL ESTATE (0.16%)
Realogy Group LLC	United States	4.88%	06/01/23	581,000	546,140

FOREST PRODUCTS & PAPER (0.40%)
LABL Escrow Issuer LLC	United States	6.75%	07/15/26	662,000	689,721
LABL Escrow Issuer LLC	United States	10.50%	07/15/27	656,000	664,200
					1,353,921
HEALTHCARE & PHARMACEUTICALS (0.87%)
Bausch Health Americas, Inc.	United States	8.50%	01/31/27	230,000	258,704
Bausch Health Cos., Inc.	United States	5.75%	08/15/27	115,000	124,583
Bausch Health Cos., Inc.	United States	9.00%	12/15/25	813,000	915,641
IQVIA, Inc.	United States	5.00%	05/15/27	960,000	1,008,000
Par Pharmaceutical, Inc.	United States	7.50%	04/01/27	656,000	598,600
					2,905,528
HIGH TECH INDUSTRIES (0.60%)
CDK Global, Inc.	United States	4.88%	06/01/27	291,000	304,444
CDK Global, Inc.(i)	United States	5.25%	05/15/29	836,000	866,305
CDK Global, Inc.	United States	5.88%	06/15/26	116,000	123,830
Genesys Telecommunications Laboratories, Inc.(i)	United States	10.00%	11/30/24	655,000	709,732
					2,004,311
HOTEL, GAMING, & LEISURE (1.17%)
Caesars Resort Collection LLC	United States	5.25%	10/15/25	1,305,000	1,337,494
MGM Growth Properties Operating Partnership LP	United States	5.75%	02/01/27	260,000	292,253
Scientific Games International, Inc.	United States	3.38%	02/15/26	€127,000	141,958
Scientific Games International, Inc.	United States	5.00%	10/15/25	$255,000	263,747
Scientific Games International, Inc.	United States	8.25%	03/15/26	984,000	1,050,420
Wynn Resorts Finance LLC	United States	5.13%	10/01/29	792,000	831,422
					3,917,294
MEDIA: BROADCASTING & SUBSCRIPTION (2.06%)
CCO Holdings LLC(i)	United States	5.00%	02/01/28	596,000	617,605
CSC Holdings LLC(i)	United States	5.38%	02/01/28	328,000	346,450
CSC Holdings LLC(i)	United States	6.50%	02/01/29	386,000	429,753
CSC Holdings LLC(i)	United States	7.50%	04/01/28	379,000	428,706
CSC Holdings LLC(i)	United States	10.88%	10/15/25	1,250,000	1,417,906
Cumulus Media New Holdings, Inc.(i)	United States	6.75%	07/01/26	209,000	219,711
Entercom Media Corp.(i)	United States	6.50%	05/01/27	871,000	912,372
iHeartCommunications, Inc.(i)	United States	5.25%	08/15/27	284,000	296,070
iHeartCommunications, Inc.	United States	6.38%	05/01/26	919,000	997,115
Tele Columbus AG(i)	Germany	3.88%	05/02/25	€624,000	652,626
Ziggo Bond Co. BV(i)	Netherlands	6.00%	01/15/27	$545,000	571,569

Description	Country	Rate	Maturity Date	Principal Amount	Value (Note 2)(a)
MEDIA: BROADCASTING & SUBSCRIPTION (continued)
					$6,889,883
MEDIA: DIVERSIFIED & PRODUCTION (1.24%)
Getty Images, Inc.(i)	United States	9.75%	03/01/27	1,250,000	1,265,313
Match Group, Inc.(i)	United States	5.00%	12/15/27	126,000	131,355
Match Group, Inc.(i)	United States	5.63%	02/15/29	592,000	637,140
National CineMedia LLC	United States	5.75%	08/15/26	802,000	781,950
Sirius XM Radio, Inc.(i)	United States	3.88%	08/01/22	76,000	77,615
Sirius XM Radio, Inc.(i)	United States	5.00%	08/01/27	625,000	647,000
Sirius XM Radio, Inc.(i)	United States	5.50%	07/01/29	568,000	607,760
					4,148,133
METALS & MINING (0.01%)(f)
Murray Energy Corp.	United States	9.00% Cash and 3.00% PIK	04/15/24	1,551,935	19,399

RETAIL (0.58%)
Albertsons Cos. Inc.(i)	United States	5.88%	02/15/28	426,000	451,960
Albertsons Cos. Inc.(i)	United States	7.50%	03/15/26	157,000	175,448
L Brands, Inc.	United States	5.25%	02/01/28	656,000	611,982
Party City Holdings, Inc.(i)	United States	6.63%	08/01/26	563,000	558,778
Sally Holdings LLC	United States	5.63%	12/01/25	146,000	148,920
					1,947,088
SERVICES: BUSINESS (1.85%)
Alliant Holdings Intermediate LLC	United States	8.25%	08/01/23	605,000	619,369
Aptim Corp.	United States	7.75%	06/15/25	1,140,000	815,100
Eagle Holding Co. II LLC(f)	United States	7.75% Cash and 8.50% PIK	05/15/22	656,000	662,560
Gogo Intermediate Holdings LLC	United States	9.88%	05/01/24	533,000	571,642
Herc Holdings, Inc.	United States	5.50%	07/15/27	888,000	925,740
La Financiere Atalian SASU, Series RegS(j)	France	5.13%	05/15/25	€430,000	343,625
La Financiere Atalian SASU, Series RegS(j)	France	4.00%	05/15/24	565,000	452,569
MDC Partners, Inc.	United States	6.50%	05/01/24	$1,703,000	1,560,374
Sophia LP	United States	9.00%	09/30/23	250,000	257,187
					6,208,166
SERVICES: CONSUMER (0.74%)
Cedar Fair LP(i)	United States	5.25%	07/15/29	421,000	452,049
GrubHub Holdings, Inc.(i)	United States	5.50%	07/01/27	767,000	784,257
Netflix, Inc.	United States	5.88%	11/15/28	465,000	506,292
ServiceMaster Co. LLC(i)	United States	5.13%	11/15/24	705,000	733,200
					2,475,798
TELECOMMUNICATIONS (2.03%)
Cincinnati Bell, Inc.(i)	United States	7.00%	07/15/24	392,000	364,560
Cincinnati Bell, Inc.(i)	United States	8.00%	10/15/25	952,000	842,996
Connect Finco SARL(d)(i)	United Kingdom	6.75%	10/01/26	641,000	653,820
GTT Communications, Inc.(i)	United States	7.88%	12/31/24	301,000	171,570
Intelsat Jackson Holdings S.A.(i)	Luxembourg	8.50%	10/15/24	348,000	351,372
Intelsat Jackson Holdings S.A.(i)	Luxembourg	9.50%	09/30/22	171,000	199,215
Level 3 Financing, Inc.(i)	United States	4.63%	09/15/27	1,832,000	1,853,160
Level 3 Financing, Inc.	United States	5.38%	01/15/24	660,000	674,751
Matterhorn Telecom S.A.(i)	Luxembourg	3.13%	09/15/26	€482,000	537,178
Sprint Communications, Inc.	United States	11.50%	11/15/21	$1,000,000	1,166,250
					6,814,872
TRANSPORTATION: CARGO (0.28%)
Flexi-Van Leasing, Inc.(i)	United States	10.00%	02/15/23	296,000	290,820

Description	Country	Rate	Maturity Date	Principal Amount	Value (Note 2)(a)
TRANSPORTATION: CARGO (continued)
Naviera Armas S.A., Series RegS (b)(j)	Spain	3M EUR L + 6.50%, 0.00% Floor	07/31/23	€732,000	$646,255
					937,075
TRANSPORTATION: CONSUMER (0.61%)
United Airlines Holdings, Inc.	United States	4.88%	01/15/25	$646,000	681,272
VistaJet Malta Finance PLC(i)	Switzerland	10.50%	06/01/24	1,403,000	1,364,417
					2,045,689
UTILITIES: ELECTRIC (0.77%)
Pacific Gas & Electric Co.(h)	United States	3.95%	12/01/47	900,000	875,250
Pacific Gas & Electric Co.(h)	United States	6.05%	03/01/34	1,500,000	1,710,000
					2,585,250
UTILITIES: WATER (0.07%)
Core & Main LP	United States	6.13%	08/15/25	240,000	240,600

WHOLESALE (0.58%)
Beacon Roofing Supply, Inc.(k)	United States	4.50%	11/15/26	87,000	87,761
Beacon Roofing Supply, Inc.	United States	4.88%	11/01/25	1,250,000	1,231,250
SRS Distribution, Inc.	United States	8.25%	07/01/26	614,000	627,815
					1,946,826
TOTAL CORPORATE BONDS
(Cost $81,128,565)					80,304,098

CONVERTIBLE CORPORATE BONDS (0.10%)(g)
ENERGY: OIL & GAS (0.10%)
Whiting Petroleum Corp.	United States	1.25%	04/01/20	331,000	324,466

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $319,791)					324,466

Description		Spread Above Index
COLLATERALIZED LOAN OBLIGATIONS (6.71%)(i)
DEBT (2.67%)(b)
AMMC CLO 18, Ltd., Series 2018-18A	Cayman Islands	3M US L + 6.00%	8.13%	05/26/31	400,000	348,487
AMMC CLO XIV, Ltd., Series 2017-14A	Cayman Islands	3M US L + 6.53%	8.81%	07/25/29	400,000	381,648
ARES XLVII CLO, Ltd., Series 2018-47A	Cayman Islands	3M US L + 5.50%	7.80%	04/15/30	300,000	275,069
Atlas Senior Loan Fund XIV, Series 2019-14A	Cayman Islands	3M US L + 6.94%	9.34%	07/20/32	300,000	280,414
Atrium IX, Series 2017-9A	Cayman Islands	3M US L + 6.45%	8.59%	05/28/30	500,000	482,288
Benefit Street Partners Clo XII, Ltd., Series 2017-12A	Cayman Islands	3M US L + 6.41%	8.71%	10/15/30	400,000	375,206
BlueMountain CLO 2016-3, Ltd., Series 2018-3A	Cayman Islands	3M US L + 5.95%	8.11%	11/15/30	300,000	273,622
CIFC Funding 2014-II-R, Ltd., Series 2018-2RA	Cayman Islands	3M US L + 5.69%	7.97%	04/24/30	300,000	269,940
Dryden 37 Senior Loan Fund, Series 2017-37A	Cayman Islands	3M US L + 5.15%	7.45%	01/15/31	300,000	265,651
Dryden 45 Senior Loan Fund, Series 2018-45A	Cayman Islands	3M US L + 5.85%	8.15%	10/15/30	400,000	362,252
Galaxy XXI CLO, Ltd., Series 2018-21A	Cayman Islands	3M US L + 5.25%	7.53%	04/20/31	400,000	348,026

Description	Country	Spread Above Index	Rate	Maturity Date		Principal Amount	Value (Note 2)(a)
DEBT (continued)
Greenwood Park CLO, Ltd., Series 2018-1A	Cayman Islands	3M US L + 4.95%	7.25%	04/15/31		$300,000	$270,094
KKR CLO 10, Ltd., Series 2017-10	Cayman Islands	3M US L + 6.50%	8.62%	09/15/29		400,000	376,937
Mountain View CLO 2015-9, Ltd., Series 2018-9A	Cayman Islands	3M US L + 6.08%	8.38%	07/15/31		700,000	616,313
Neuberger Berman CLO XXII, Ltd., Series 2018-22	Cayman Islands	3M US L + 6.06%	8.36%	10/17/30		300,000	270,915
Sound Point CLO II, Ltd., Series 2018-1A	Cayman Islands	3M US L + 5.50%	7.77%	01/26/31		300,000	255,629
Sound Point CLO XXII, Ltd., Series 2019-1A	Cayman Islands	3M US L + 6.30%	8.58%	01/20/32		300,000	279,433
Symphony CLO XIX, Ltd., Series 2018-19A	Cayman Islands	3M US L + 5.20%	7.52%	04/16/31		300,000	266,830
Symphony CLO XV, Ltd., Series 2018-15A	Cayman Islands	3M US L + 6.33%	8.63%	01/17/32		1,000,000	928,008
Symphony CLO XX, Ltd., Series 2019-20A	Cayman Islands	3M US L + 6.29%	8.61%	01/16/32		400,000	387,716
Venture 32 CLO, Ltd., Series 2018-32A	Cayman Islands	3M US L + 5.75%	8.05%	07/18/31		300,000	268,129
Venture 33 CLO, Ltd., Series 2018-33A	Cayman Islands	3M US L + 5.95%	8.25%	07/15/31		200,000	180,789
Venture 34 CLO, Ltd., Series 2018-34A	Cayman Islands	3M US L + 6.13%	8.43%	10/15/31		200,000	183,035
Venture 35 CLO, Ltd., Series 2018-35A	Cayman Islands	3M US L + 6.20%	8.48%	10/22/31		200,000	175,999
Venture 36 CLO, Ltd., Series 2019-36A	Cayman Islands	6M US L + 6.92%	9.49%	04/20/32		300,000	279,276
Venture XXII CLO, Ltd., Series 2015-22A	Cayman Islands	3M US L + 5.65%	7.95%	01/15/31		300,000	263,835
Voya CLO, Ltd., Series 2018-4	Cayman Islands	3M US L + 6.30%	8.60%	01/15/32		300,000	295,946
							8,961,487
EQUITY (4.04%)(l)
ARES XLVII CLO, Ltd., Series 2018-47A	Cayman Islands		12.17%	04/15/30		800,000	635,679
Barings CLO, Ltd. 2019-III, Series 2019-3A	Cayman Islands		7.80%	04/20/31		1,200,000	1,083,480
CARLYLE US CLO 2017-5, Ltd., Series 2017-5A	Cayman Islands		9.48%	01/20/30		700,000	563,687
CIFC Funding 2018-I, Ltd., Series 2018-1A	Cayman Islands		11.85%	04/18/31		200,000	169,767
CIFC Funding 2018-II, Ltd., Series 2018-2A	Cayman Islands		11.87%	04/20/31		300,000	254,314
CIFC Funding 2019-I, Ltd., Series 2019-1A	Cayman Islands		8.06%	04/20/32		1,100,000	876,760
Dryden 40 Senior Loan Fund, Series 2015-40A	Cayman Islands		11.01%	08/15/31		800,000	469,052
Dryden, Ltd., Series 2018-64A	Cayman Islands		9.33%	04/18/31		900,000	665,965
Madison Park Funding XXI, Ltd., Series 2016-21A	Cayman Islands		4.52%	07/25/29		500,000	303,197
Madison Park Funding XXVI, Ltd., Series 2017-26A	Cayman Islands		2.54%	07/29/47		500,000	262,802
Midocean Credit CLO, Ltd., Series 2018-8A	Cayman Islands		12.97%	02/20/31		300,000	227,441
Octagon Investment Partners 37, Ltd., Series 2018-2A	Cayman Islands		12.57%	07/25/30		1,000,000	812,129
OZLM XIX, Ltd., Series 2017-19A	Cayman Islands		8.55%	11/22/30		1,100,000	735,669
Parallel 2018-1, Ltd., Series 2018-1A	Cayman Islands		11.91%	04/20/31		1,200,000	876,248
RR 4, Ltd., Series 2018-4A(k)	Cayman Islands		13.81%	04/15/18	*	1,000,000	944,143
Sound Point CLO XIX, Ltd., Series 2018-1A	Cayman Islands		9.63%	04/15/31		400,000	315,423
Sound Point CLO XXI, Ltd., Series 2018-3A	Cayman Islands		9.90%	10/26/31		1,200,000	917,124
Sound Point CLO, Ltd., Series 2017-3A	Cayman Islands		9.83%	10/20/30		600,000	459,763
Sound Point CLO, Ltd., Series 2018-2A	Cayman Islands		11.05%	07/26/31		500,000	436,813
Venture CDO, Ltd., Series 2017-30A	Cayman Islands		9.34%	01/15/31		600,000	482,942
Vibrant CLO VIII, Ltd., Series 2018-8A	Cayman Islands		10.90%	01/20/31		500,000	356,041
Voya, Ltd., Series 2017-1A	Cayman Islands		8.27%	04/17/30		505,000	302,683
Voya, Ltd., Series 2018-1A	Cayman Islands		12.72%	04/19/31		500,000	398,582

*	Maturity date is April 15, 2118

Description	Country	Spread Above Index	Rate	Maturity Date	Principal Amount	Value (Note 2) (a)
EQUITY (continued)
Wind River CLO, Ltd.	Cayman Islands		11.42%	01/20/31	1,200,000	$978,315
						13,528,019
TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $23,386,595)						22,489,506

					Shares
COMMON STOCKS (0.00%)(m)(n)
MEDIA: ADVERTISING, PRINTING & PUBLISHING (0.00%)
PacificCo	United States				1,260	6,615

TOTAL COMMON STOCKS
(Cost $383,355)						6,615

EQUITY INTEREST (1.30%)(c)(j)
AEROSPACE & DEFENSE (0.27%)
GIACF Air Comm Equity Holdings, LLC - Preferred Stock (16.00% PIK)(f)	United States				731,600	731,600
Kellstrom Aerospace Group, Inc.(m)	United States				107	171,786
						903,386
CONSTRUCTION & BUILDING (0.82%)(o)
Bain Capital Credit CC Fund	United States				2,447	2,738,260

HIGH TECH INDUSTRIES (0.07%)(m)
East BCC Coinvest III, LLC	United States				241,930	241,930

TRANSPORTATION: CARGO (0.04%)
GIACF Grammer Equity Holdings, LLC - Common Stock(m)	United States				84,221	89,274
GIACF Grammer Equity Holdings, LLC - Preferred Stock (10.00% PIK)(f)	United States				513	52,575
GIACF Grammer Equity Holdings, LLC - Warrants(m)	United States				10,151	10,659
						152,508
TRANSPORTATION: CONSUMER (0.10%)(m)
Toro Private Investments L.P.	United States				324,324	324,324

TOTAL EQUITY INTEREST
(Cost $4,051,946)						4,360,408

EXCHANGE TRADED FUNDS (3.41%)
Invesco Senior Loan ETF	United States				505,207	11,412,626

TOTAL EXCHANGE TRADED FUNDS
(Cost $11,448,433)						11,412,626

Value (Note 2)(a)
EXCHANGE TRADED FUNDS (continued)
TOTAL INVESTMENTS (88.65%)
(Cost $302,672,686)	$297,089,543

Other Assets In Excess Of Liabilities (11.35%)	38,022,827
NET ASSETS (100.00%)	$335,112,370

Libor Rates:

3M BBSW - 3 Month BBSW as of September 30, 2019 was 0.95%

1M US L - 1 Month US LIBOR as of September 30, 2019 was 2.02%

2M US L - 2 Month US LIBOR as of September 30, 2019 was 2.07%

3M US L - 3 Month US LIBOR as of September 30, 2019 was 2.09%

6M US L - 6 Month US LIBOR as of September 30, 2019 was 2.06%

1M EUR L - 1 Month EURIBOR as of September 30, 2019 was (0.46)%

3M EUR L - 3 Month EURIBOR as of September 30, 2019 was (0.42)%

6M EUR L - 6 Month EURIBOR as of September 30, 2019 was (0.39)%

1M GBP L - 1 Month GBP LIBOR as of September 30, 2019 was 0.72%

3M GBP L - 3 Month GBP LIBOR as of September 30, 2019 was 0.76%

6M GBP L - 6 Month GBP LIBOR as of September 30, 2019 was 0.83%

3M CDOR - 3 Month CDOR as of September 30, 2019 was 1.97%

(a)	Investment holdings denominated in foreign currencies are converted to U.S. Dollars using period end spot rates.
(b)	Floating or variable rate security. The reference rate is described above. The rate in effect as of September 30, 2019 is based on the reference rate plus the displayed spread as of the security's last reset date.
(c)	Security is classified as Level 3 in the Fund’s fair value hierarchy (see note 2).
(d)	All or a portion of this position has not settled as of September 30, 2019. The interest rate shown represents the stated spread over the applicable London Interbank Offered Rate ("LIBOR" or "L") or Euro Interbank Offered Rate ("EURIBOR" or "EUR L"); the Fund will not accrue interest until the settlement date at which point LIBOR or EURIBOR will be established. If the position is partially settled, the reference rate and floor shown is applicable to the settled portion.
(e)

A portion of this position or the entire position was not funded as of September 30, 2019.  The Fund had approximately $4,912,211 at par value in unfunded commitments pursuant to Delayed Draw Term Loan facilities and unused Revolver capacities. The Consolidated Schedule of Investments records each of these investments as fully funded.  A corresponding payable for investments purchased has also been recorded which represents the actual unfunded amount on the balance sheet date.

Unfunded Security	Total revolving and delayed draw loan commitments	Less: drawn commitments	Total undrawn commitments
AMI US Holdings Inc. Revolver Loan	$145,361	$81,402	$63,959
CMI Marketing, Inc., First Lien Revolving Term Loan	120,000	2,458	117,542
Drilling Info Holdings, Inc. Delayed Draw Term Loan	258,028	–	258,028
Grammer Purchaser, Inc., First Lien Revolving Term Loan	90,000	12,150	77,850
Horizon Telcom, Inc., First Lien Delayed Draw Term Loan	86,865	12,494	74,371
Horizon Telcom, Inc., First Lien Revolving Term Loan	5,793	–	5,793
Ivy Finco Limited, Term Loan, Acquisition Facility (Original)	543,847	140,001	403,846
Kellstrom Commercial Aerospace, Inc. - Delayed Draw Term Loan	260,146	–	260,146
Kellstrom Commercial Aerospace, Inc. - Revolver	433,577	200,891	232,686
Masmovil Ibercom S.A., First Lien Facility B2 Term Loan	169,937	–	169,937
Mavis Tire Express Services Corp., First Lien Delayed Draw Term Loan	27,833	6,264	21,569
MED Parentco LP, First Lien Delayed Draw Term Loan	167,648	–	167,648
Mertus 522. Gmbh, Acquisition/Capex Facility	510,066	–	510,066
OEConnection LLC, First Lien Delayed Draw Term Loan	29,131	–	29,131
Soursop, Ltd., Acquisition/Capex Facility	1,220,133	317,431	902,702
Sumup Holdings Luxembourg SARL, Facility B	1,616,937	–	1,616,937
Total	$5,685,302	$773,091	$4,912,211

(f)	Paid in kind security which may pay interest in additional par.
(g)	Fixed rate security.
(h)	See Note 2 regarding defaulted securities.
(i)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”). These securities may be sold in the ordinary course of business in transactions exempt from registration normally to qualified institutional buyers. As of September 30, 2019, the aggregate market value of these securities was $58,953,384, representing 17.59% the Fund’s net assets.
(j)	Security exempt from registration under the Securities Act, and may be deemed to be “restricted securities” under the Securities Act. As of September 30, 2019 the aggregate market value of these securities was $5,802,857 representing 1.73% of the Fund’s net assets.
(k)	When-Issued or delayed delivery security based on typical market settlement convention for such security.
(l)	CLO subordinated notes, income notes, and class M notes are considered CLO equity positions. CLO equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses.
(m)	Non-income producing security.
(n)	Less than 0.005%.
(o)	The Fund's interest in this investment is held through a wholly owned subsidiary of the Fund, GIACF Alternative Holdings, LLC, a Cayman Islands company formed to effect certain non-performing loan investments for the Fund.

Common Abbreviations:

BBSW - Bank Bill Swap Rate

CDO - Collateralized Debt Obligation

CDOR - Canadian Dollar Offered Rate

CLO - Collateralized Loan Obligation

EURIBOR - Euro InterBank Offered Rate

ETF – Exchange Traded Fund

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnerships

Ltd - Limited Company

PIK - Payment in Kind

PLC – Public Limited Company

RegS - Regulation S

S.A. - Société Anonyme

SARL - Société A Responsabilité Limitée

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS
Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at September 30, 2019	Fund Delivering	U.S. $ Value at September 30, 2019	Unrealized Appreciation/ (Depreciation)
Bank of New York Mellon	06/15/20	USD	1,231,120	AUD	1,195,540	$35,580
Bank of New York Mellon	12/20/19	USD	23,478,443	EUR	23,131,783	346,660
Bank of New York Mellon	06/15/20	USD	4,144,430	EUR	4,029,647	114,783
Bank of New York Mellon	12/20/19	USD	5,710,123	GBP	5,625,565	84,558
						$581,581

Bank of New York Mellon	03/20/20	USD	2,347,489	CAD	2,351,741	(4,252)
						$(4,252)
						$577,329

See Notes to Quarterly Consolidated Schedule of Investments.

TOTAL RETURN SWAP CONTRACTS(a)
Counterparty	Fund Receives	Fund Pays	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Citibank, N.A.	Albertson's LLC, 1M US L + 2.75%, 4.79%, 11/17/25	1M US L + 1.25%	$1,168,233	$1,180,341	$12,108
Citibank, N.A.	Alliant Holdings Intermediate LLC, 1M US L + 3.25%, 5.29%, 05/09/25	1M US L + 1.25%	274,950	275,815	865
Citibank, N.A.	Alliant Holdings Intermediate LLC, 1M US L + 3.00%, 5.05%, 05/09/25	1M US L + 1.25%	1,180,529	1,195,438	14,909
Citibank, N.A.	Altice Financing S.A., 1M US L + 2.75%, 4.81%, 01/31/26	1M US L + 1.25%	284,860	286,954	2,094
Citibank, N.A.	Altice Financing S.A., L + 2.75%, 07/15/25(b)	1M US L + 1.25%	594,746	611,206	16,460
Citibank, N.A.	American Airlines, Inc., 1M US L + 1.75%, 3.80%, 06/27/25	1M US L + 1.25%	949,474	951,989	2,515
Citibank, N.A.	American Axle & Manufacturing, Inc., 1M US L + 2.25%, 4.32%, 04/06/24	1M US L + 1.25%	275,507	276,683	1,176
Citibank, N.A.	American Rock Salt Company LLC, 1M US L + 3.75%, 5.79%, 03/21/25	1M US L + 1.25%	274,966	275,518	552
Citibank, N.A.	AppLovin Corp., 1M US L + 3.75%, 5.79%, 08/15/25	1M US L + 1.25%	273,648	274,420	772
Citibank, N.A.	Asurion LLC, 1M US L + 3.00%, 5.04%, 11/03/23	1M US L + 1.25%	1,075,500	1,079,704	4,204

Citibank, N.A.	Bausch Health Companies, Inc., 1M US L + 3.00%, 5.04%, 06/02/25	1M US L + 1.25%	665,804	667,955	2,151
Citibank, N.A.	Bausch Health Companies, Inc., 1M US L + 2.75%, 4.79%, 11/27/25	1M US L + 1.25%	1,232,370	1,243,893	11,523
Citibank, N.A.	Blount International, Inc., 3M US L + 3.75%, 5.95%, 04/12/23	1M US L + 1.25%	275,000	275,325	325
Citibank, N.A.	Boxer Parent Company, Inc., 1M US L + 4.25%, 6.29%, 10/02/25	1M US L + 1.25%	952,193	965,990	13,797
Citibank, N.A.	BWay Holding Company, 3M US L + 3.25%, 5.59%, 04/03/24	1M US L + 1.25%	1,635,976	1,667,936	31,960
Citibank, N.A.	Caesars Resort Collection LLC, 1M US L + 2.75%, 4.79%, 12/23/24	1M US L + 1.25%	1,002,947	1,011,322	8,375
Citibank, N.A.	Camelot U.S. Acquisition 1 Co., 1M US L + 3.25%, 5.29%, 10/03/23	1M US L + 1.25%	414,096	415,443	1,347
Citibank, N.A.	Capital Automotive LP, 1M US L + 2.50%, 4.55%, 03/25/24	1M US L + 1.25%	561,581	562,407	826
Citibank, N.A.	Carbonite, Inc., 1M US L + 3.75%, 6.01%, 03/26/26	1M US L + 1.25%	550,000	553,190	3,190
Citibank, N.A.	Cincinnati Bell, Inc., 1M US L + 3.25%, 5.29%, 10/02/24	1M US L + 1.25%	550,403	555,804	5,401
Citibank, N.A.	Concentra, Inc., L + 2.50%, 06/01/22(b)	1M US L + 1.25%	836,637	841,051	4,414
Citibank, N.A.	CSC Holdings LLC, 1M US L + 2.25%, 4.28%, 07/17/25	1M US L + 1.25%	488,015	489,698	1,683
Citibank, N.A.	CSC Holdings LLC, 1M US L + 2.50%, 4.53%, 01/25/26	1M US L + 1.25%	863,047	872,820	9,773
Citibank, N.A.	Delek US Holdings, Inc., 1M US L + 2.25%, 4.29%, 03/31/25	1M US L + 1.25%	747,185	749,801	2,616
Citibank, N.A.	Dell International LLC, 1M US L + 2.00%, 4.05%, 09/12/25	1M US L + 1.25%	798,686	801,162	2,476
Citibank, N.A.	Emerald 2, Ltd., L + 3.75%, 07/10/26(b)	1M US L + 1.25%	275,359	275,695	336
Citibank, N.A.	Epicor Software Corp., 1M US L + 3.25%, 5.30%, 06/01/22	1M US L + 1.25%	548,998	553,961	4,963
Citibank, N.A.	Equinox Holdings, Inc., 1M US L + 3.00%, 5.04%, 03/08/24	1M US L + 1.25%	398,637	399,351	714
Citibank, N.A.	Excelitas Technologies Corp., L + 3.50%, 12/02/24(b)	1M US L + 1.25%	501,000	501,975	975
Citibank, N.A.	Eyemart Express LLC, L + 3.00%, 08/04/24(b)	1M US L + 1.25%	1,095,707	1,103,048	7,341
Citibank, N.A.	Flex Acquisition Company, Inc., 3M US L + 3.00%, 5.32%, 12/29/23	1M US L + 1.25%	854,069	875,109	21,040
Citibank, N.A.	Frontier Communications Corp., 1M US L + 3.75%, 5.80%, 06/15/24	1M US L + 1.25%	919,470	935,936	16,466
Citibank, N.A.	Getty Images, Inc., 1M US L + 4.50%, 6.56%, 02/19/26	1M US L + 1.25%	870,278	876,559	6,281
Citibank, N.A.	GHX Ultimate Parent Corp., 3M US L + 3.25%, 5.35%, 06/28/24	1M US L + 1.25%	273,894	276,170	2,276
Citibank, N.A.	GOBP Holdings, Inc., 3M US L + 3.50%, 5.76%, 10/22/25	1M US L + 1.25%	125,463	126,231	768
Citibank, N.A.	Greeneden U.S. Holdings I LLC, 1M US L + 3.25%, 5.29%, 12/01/23	1M US L + 1.25%	548,946	550,828	1,882

TOTAL RETURN SWAP CONTRACTS(a) (continued)
Counterparty	Fund Receives	Fund Pays	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Citibank, N.A.	GYP Holdings III Corp., 1M US L + 2.75%, 4.79%, 06/01/25	1M US L + 1.25%	$496,048	$501,603	$5,555
Citibank, N.A.	Harbor Freight Tools USA, Inc., 1M US L + 2.50%, 4.54%, 08/18/23	1M US L + 1.25%	363,067	365,286	2,219
Citibank, N.A.	Hargray Communications Group, Inc., 1M US L + 3.00%, 5.04%, 05/16/24	1M US L + 1.25%	876,636	880,815	4,179
Citibank, N.A.	Hub International, Ltd., 3M US L + 3.00%, 5.27%, 04/25/25	1M US L + 1.25%	1,386,729	1,414,049	27,320
Citibank, N.A.	iHeartCommunications, Inc., 1M US L + 4.00%, 6.10%, 05/01/26	1M US L + 1.25%	298,723	299,620	897
Citibank, N.A.	Intelsat Jackson Holdings S.A., 1M US L + 3.75%, 5.80%, 11/27/23	1M US L + 1.25%	1,653,077	1,678,244	25,167
Citibank, N.A.	IRB Holding Corp., 3M US L + 3.25%, 5.55%, 02/05/25	1M US L + 1.25%	1,287,147	1,300,992	13,845
Citibank, N.A.	Jaguar Holding Company I LLC, 1M US L + 2.50%, 4.54%, 08/18/22	1M US L + 1.25%	876,679	881,255	4,576
Citibank, N.A.	Jane Street Group LLC, 1M US L + 3.00%, 5.04%, 08/25/22	1M US L + 1.25%	895,346	897,065	1,719
Citibank, N.A.	Keane Group Holdings LLC, L + 3.75%, 05/25/25(b)	1M US L + 1.25%	483,776	484,917	1,141
Citibank, N.A.	Kronos Acquisition Intermediate, Inc., 3M US L + 4.00%, 6.26%, 05/15/23	1M US L + 1.25%	1,309,826	1,323,307	13,481
Citibank, N.A.	Kronos, Inc., 3M US L + 3.00%, 5.25%, 11/01/23	1M US L + 1.25%	550,001	555,422	5,421
Citibank, N.A.	LABL, Inc., 1M US L + 4.50%, 6.60%, 07/01/26	1M US L + 1.25%	400,168	401,805	1,637
Citibank, N.A.	Learfield Communications LLC, L + 3.25%, 12/01/23(b)	1M US L + 1.25%	698,628	700,236	1,608
Citibank, N.A.	LegalZoom.com, Inc., 1M US L + 4.50%, 6.54%, 11/21/24	1M US L + 1.25%	398,951	399,327	376
Citibank, N.A.	Level 3 Financing, Inc., L + 2.25%, 02/22/24(b)	1M US L + 1.25%	500,614	501,130	516
Citibank, N.A.	LTI Holdings, Inc., 1M US L + 3.50%, 5.54%, 09/06/25	1M US L + 1.25%	868,132	868,915	783
Citibank, N.A.	Masergy Holdings, Inc., 3M US L + 3.25%, 5.35%, 12/15/23	1M US L + 1.25%	914,806	916,140	1,334
Citibank, N.A.	Mavis Tire Express Services Corp., 1M US L + 3.25%, 5.29%, 03/20/25	1M US L + 1.25%	650,895	653,250	2,355
Citibank, N.A.	Mavis Tire Express Services Corp., 1M US L + 3.25%, 5.29%, 03/20/25(c)	1M US L + 1.25%	82,795	82,917	122
Citibank, N.A.	MH Sub I LLC, 1M US L + 3.75%, 5.79%, 09/13/24	1M US L + 1.25%	1,635,408	1,656,764	21,356
Citibank, N.A.	Microchip Technology, Inc., 1M US L + 2.00%, 4.05%, 05/29/25	1M US L + 1.25%	276,351	276,743	392
Citibank, N.A.	Minimax Viking GmbH, 1M US L + 3.00%, 5.04%, 07/25/25	1M US L + 1.25%	165,811	166,104	293
Citibank, N.A.	National CineMedia LLC, 1M US L + 3.00%, 5.06%, 06/20/25	1M US L + 1.25%	275,073	275,330	257
Citibank, N.A.	Netsmart Technologies, Inc., 1M US L + 3.75%, 5.79%, 04/19/23	1M US L + 1.25%	823,809	826,318	2,509
Citibank, N.A.	Oxbow Carbon LLC, L + 3.75%, 01/04/23(b)	1M US L + 1.25%	998,751	1,000,625	1,874
Citibank, N.A.	Packaging Coordinators Midco, Inc., 3M US L + 4.00%, 6.11%, 06/30/23	1M US L + 1.25%	922,616	924,209	1,593
Citibank, N.A.	Panther BF Aggregator 2 L P, 1M US L + 3.50%, 5.54%, 04/30/26	1M US L + 1.25%	436,865	437,096	231
Citibank, N.A.	Park Place Technologies LLC, 1M US L + 4.00%, 6.04%, 03/29/25	1M US L + 1.25%	344,627	346,513	1,886
Citibank, N.A.	Pearl Intermediate Parent LLC, First Lien Delayed Draw Term Loan, Tranche 2, L + 2.75%, 02/14/25(b)	1M US L + 1.25%	221,239	221,643	404
Citibank, N.A.	Pearl Intermediate Parent LLC, First Lien Initial Term Loan, L + 2.75%, 02/14/25(b)	1M US L + 1.25%	747,610	749,214	1,604
Citibank, N.A.	Plaze, Inc., 3M US L + 3.50%, 5.63%, 08/03/26	1M US L + 1.25%	500,000	500,567	567
Citibank, N.A.	Ply Gem Midco, Inc., 1M US L + 3.75%, 5.79%, 04/12/25	1M US L + 1.25%	216,423	218,809	2,386

TOTAL RETURN SWAP CONTRACTS(a) (continued)
Counterparty	Fund Receives	Fund Pays	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Citibank, N.A.	Pre-Paid Legal Services, Inc., 1M US L + 3.25%, 5.29%, 05/01/25	1M US L + 1.25%	$535,098	$536,196	$1,098
Citibank, N.A.	Pro Mach Group, Inc., 1M US L + 2.75%, 4.81%, 03/07/25	1M US L + 1.25%	1,348,166	1,365,479	17,313
Citibank, N.A.	Quikrete Holdings, Inc., 1M US L + 2.75%, 4.79%, 11/15/23	1M US L + 1.25%	550,972	554,981	4,009
Citibank, N.A.	Radiate Holdco LLC, 1M US L + 3.00%, 5.04%, 02/01/24	1M US L + 1.25%	1,107,556	1,115,233	7,677
Citibank, N.A.	Research Now Group, Inc., 3M US L + 5.50%, 7.75%, 12/20/24	1M US L + 1.25%	502,395	505,095	2,700
Citibank, N.A.	RP Crown Parent LLC, 3M US L + 2.75%, 4.80%, 10/12/23	1M US L + 1.25%	549,926	553,075	3,149
Citibank, N.A.	Sage Borrowco LLC, 1M US L + 4.75%, 6.79%, 06/20/26	1M US L + 1.25%	125,618	126,230	612
Citibank, N.A.	SolarWinds Holdings, Inc., 1M US L + 2.75%, 4.79%, 02/05/24	1M US L + 1.25%	549,602	552,171	2,569
Citibank, N.A.	Sophia LP, 3M US L + 3.25%, 5.35%, 09/30/22	1M US L + 1.25%	1,167,732	1,172,447	4,715
Citibank, N.A.	Sprint Communications, Inc., 1M US L + 3.00%, 5.06%, 02/02/24	1M US L + 1.25%	437,779	440,475	2,696
Citibank, N.A.	SRS Distribution, Inc., 1M US L + 3.25%, 5.29%, 05/23/25	1M US L + 1.25%	1,636,387	1,664,230	27,843
Citibank, N.A.	SS&C Technologies Holdings, Inc., 1M US L + 2.25%, 4.29%, 04/16/25	1M US L + 1.25%	323,387	323,744	357
Citibank, N.A.	SS&C Technologies Holdings, Inc., 1M US L + 2.25%, 4.29%, 04/16/25	1M US L + 1.25%	489,585	490,161	576
Citibank, N.A.	STG-Fairway Acquisitions, Inc., 1M US L + 5.25%, 7.29%, 06/30/22	1M US L + 1.25%	500,604	503,107	2,503
Citibank, N.A.	Sunshine Luxembourg VII SARL, L + 4.25%, 07/17/26(b)	1M US L + 1.25%	250,618	251,743	1,125
Citibank, N.A.	Telenet Financing USD LLC, 1M US L + 2.25%, 4.28%, 08/15/26	1M US L + 1.25%	674,845	676,912	2,067
Citibank, N.A.	Tempo Acquisition LLC, 1M US L + 3.00%, 5.04%, 05/01/24	1M US L + 1.25%	923,638	930,212	6,574
Citibank, N.A.	TNS, Inc., 3M US L + 4.00%, 6.26%, 08/14/22	1M US L + 1.25%	1,345,620	1,356,008	10,388
Citibank, N.A.	Transdigm, Inc., 1M US L + 2.50%, 4.54%, 05/30/25	1M US L + 1.25%	495,067	499,632	4,565
Citibank, N.A.	Travel Leaders Group LLC, 1M US L + 4.00%, 6.05%, 01/25/24	1M US L + 1.25%	286,415	287,024	609
Citibank, N.A.	Truck Hero, Inc., L + 3.75%, 04/22/24(b)	1M US L + 1.25%	48,667	48,824	157
Citibank, N.A.	VVC Holding Corp., 3M US L + 4.50%, 6.68%, 02/11/26	1M US L + 1.25%	274,324	274,645	321
Citibank, N.A.	Vectra Co., 1M US L + 3.25%, 5.29%, 03/08/25	1M US L + 1.25%	720,751	730,041	9,290
Citibank, N.A.	WEX, Inc., 1M US L + 2.25%, 4.29%, 05/15/26	1M US L + 1.25%	1,074,576	1,079,276	4,700
Citibank, N.A.	William Morris Endeavor Entertainment LLC, 1M US L + 2.75%, 4.80%, 05/18/25	1M US L + 1.25%	866,919	871,977	5,058
Citibank, N.A.	Wilsonart LLC, 3M US L + 3.25%, 5.36%, 12/19/23	1M US L + 1.25%	1,280,524	1,293,604	13,080
Citibank, N.A.	Wink Holdco, Inc., L + 3.00%, 12/02/24(b)	1M US L + 1.25%	917,805	926,402	8,597
Citibank, N.A.	WP CPP Holdings LLC, 3M US L + 3.75%, 6.01%, 04/30/25	1M US L + 1.25%	501,229	503,412	2,183
Citibank, N.A.	Ziggo Secured Finance Partnership, 1M US L + 2.50%, 4.53%, 04/15/25	1M US L + 1.25%	1,276,166	1,287,731	11,565
			$67,656,772	$68,183,025	$526,253

Citibank, N.A.	Advisor Group Holdings, Inc., L + 5.00%, 07/31/26(b)	1M US L + 1.25%	$499,044	$496,774	$(2,270)
Citibank, N.A.	Ancestry.com Operations, Inc., 1M US L + 4.25%, 6.30%, 08/27/26	1M US L + 1.25%	1,548,045	1,513,279	(34,767)
Citibank, N.A.	ASP Chromaflo Intermediate Holdings, Inc., L + 3.50%, 11/20/23(b)	1M US L + 1.25%	142,205	141,840	(365)
Citibank, N.A.	ASP Chromaflo Intermediate Holdings, Inc., L + 3.50%, 11/20/23(b)	1M US L + 1.25%	109,361	109,081	(280)
Citibank, N.A.	ASP Unifrax Holdings, Inc., 3M US L + 3.75%, 5.85%, 12/12/25	1M US L + 1.25%	239,512	233,723	(5,789)

TOTAL RETURN SWAP CONTRACTS(a) (continued)
Counterparty	Fund Receives	Fund Pays	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Citibank, N.A.	Auris Luxembourg III S.A R.L., L + 3.75%, 02/27/26(b)	1M US L + 1.25%	$550,700	$546,397	$(4,303)
Citibank, N.A.	AVSC Holding Corp., 1M US L + 3.25%, 5.32%, 03/03/25	1M US L + 1.25%	730,780	726,667	(4,113)
Citibank, N.A.	Barracuda Networks, Inc., 3M US L + 3.25%, 5.40%, 02/12/25	1M US L + 1.25%	548,648	546,887	(1,761)
Citibank, N.A.	BCP Renaissance Parent LLC, 3M US L + 3.50%, 5.76%, 10/31/24	1M US L + 1.25%	545,474	533,965	(11,509)
Citibank, N.A.	Brookfield WEC Holdings, Inc., 1M US L + 3.50%, 5.54%, 08/01/25	1M US L + 1.25%	502,416	500,697	(1,719)
Citibank, N.A.	California Resources Corp., L + 4.75%, 12/31/22(b)	1M US L + 1.25%	734,390	724,337	(10,053)
Citibank, N.A.	Carrols Restaurant Group, Inc., 1M US L + 3.25%, 5.31%, 04/30/26	1M US L + 1.25%	123,301	121,503	(1,798)
Citibank, N.A.	CBS Radio, Inc., L + 2.75%, 11/18/24(b)	1M US L + 1.25%	1,002,492	1,002,140	(352)
Citibank, N.A.	Citadel Securities LP, L + 3.50%, 02/27/26(b)	1M US L + 1.25%	251,250	251,112	(138)
Citibank, N.A.	Core & Main LP, 1M US L + 2.75%, 4.86%, 08/01/24	1M US L + 1.25%	295,677	293,553	(2,124)
Citibank, N.A.	Crosby US Acquisition Corp., L + 4.75%, 06/26/26(b)	1M US L + 1.25%	501,086	500,449	(638)
Citibank, N.A.	Crown Finance US, Inc., 1M US L + 2.25%, 4.29%, 02/28/25	1M US L + 1.25%	645,705	644,960	(745)
Citibank, N.A.	CSC Holdings LLC, 1M US L + 3.00%, 5.03%, 04/15/27	1M US L + 1.25%	275,679	273,692	(1,987)
Citibank, N.A.	Dentalcorp Health Services ULC, 1M US L + 3.75%, 5.79%, 06/06/25	1M US L + 1.25%	987,710	985,955	(1,755)
Citibank, N.A.	Dynasty Acquisition Co., Inc., 3M US L + 4.00%, 6.10%, 04/06/26	1M US L + 1.25%	178,639	178,388	(251)
Citibank, N.A.	Edgewater Generation LLC, 1M US L + 3.75%, 5.79%, 12/13/25	1M US L + 1.25%	274,944	274,209	(735)
Citibank, N.A.	Electronics for Imaging, Inc., L + 5.00%, 07/23/26(b)	1M US L + 1.25%	250,332	249,674	(658)
Citibank, N.A.	Foundation Building Materials Holding Company LLC, 1M US L + 3.00%, 5.04%, 08/13/25	1M US L + 1.25%	274,320	274,163	(157)
Citibank, N.A.	Genuine Financial Holdings LLC, 1M US L + 3.75%, 5.79%, 07/11/25	1M US L + 1.25%	635,256	626,821	(8,435)
Citibank, N.A.	Go Daddy Operating Company LLC, L + 2.00%, 02/15/24(b)	1M US L + 1.25%	276,007	275,492	(515)
Citibank, N.A.	Granite Acquisition, Inc., L + 3.50%, 12/17/21(b)	1M US L + 1.25%	878,777	878,370	(407)
Citibank, N.A.	Granite Acquisition, Inc., L + 3.50%, 12/17/21(b)	1M US L + 1.25%	124,955	124,897	(58)
Citibank, N.A.	Hayward Industries, Inc., 1M US L + 3.50%, 5.54%, 08/05/24	1M US L + 1.25%	1,352,535	1,337,155	(15,380)
Citibank, N.A.	H-Food Holdings LLC, 1M US L + 3.69%, 5.73%, 05/23/25	1M US L + 1.25%	870,360	838,762	(31,598)
Citibank, N.A.	Hostess Brands LLC, 3M US L + 2.25%, 4.43%, 08/03/22	1M US L + 1.25%	499,328	497,958	(1,370)
Citibank, N.A.	Inmar, Inc., 3M US L + 4.00%, 6.10%, 05/01/24	1M US L + 1.25%	594,286	591,718	(2,568)
Citibank, N.A.	Lakeland Tours LLC, L + 3.75%, 12/16/24(b)	1M US L + 1.25%	503,743	502,426	(1,317)
Citibank, N.A.	Lightstone Holdco LLC, 1M US L + 3.75%, 5.79%, 01/30/24	1M US L + 1.25%	746,270	737,762	(8,508)
Citibank, N.A.	Lightstone Holdco LLC, 1M US L + 3.75%, 5.79%, 01/30/24	1M US L + 1.25%	42,091	41,611	(480)
Citibank, N.A.	Lower Cadence Holdings LLC, 1M US L + 4.00%, 6.05%, 05/22/26	1M US L + 1.25%	495,674	489,284	(6,390)
Citibank, N.A.	MA FinanceCo. LLC, 1M US L + 2.50%, 4.54%, 06/21/24	1M US L + 1.25%	71,235	71,214	(21)
Citibank, N.A.	MED Parentco LP, L + 4.25%, 08/03/26(b)	1M US L + 1.25%	399,490	396,235	(3,255)
Citibank, N.A.	MED Parentco LP, L + 4.25%, 07/18/26(b)	1M US L + 1.25%	99,754	98,930	(824)
Citibank, N.A.	Midas Intermediate Holdco II LLC, L + 2.75%, 08/18/21(b)	1M US L + 1.25%	485,742	483,755	(1,987)
Citibank, N.A.	Nielsen Finance LLC, 1M US L + 2.00%, 4.04%, 10/04/23	1M US L + 1.25%	828,007	827,906	(101)

TOTAL RETURN SWAP CONTRACTS(a) (continued)
Counterparty	Fund Receives	Fund Pays	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Citibank, N.A.	NorthRiver Midstream Finance LP, 3M US L + 3.25%, 5.57%, 10/01/25	1M US L + 1.25%	$751,519	$748,534	$(2,985)
Citibank, N.A.	Nouryon Finance B.V., 1M US L + 3.25%, 5.29%, 10/01/25	1M US L + 1.25%	1,378,060	1,373,256	(4,804)
Citibank, N.A.	NVA Holdings, Inc., L + 2.75%, 02/02/25(b)	1M US L + 1.25%	500,624	499,949	(676)
Citibank, N.A.	Parexel International Corp., 1M US L + 2.75%, 4.79%, 09/27/24	1M US L + 1.25%	937,529	928,728	(8,801)
Citibank, N.A.	Plaskolite PPC Intermediate II LLC, L + 4.25%, 12/15/25(b)	1M US L + 1.25%	499,870	492,100	(7,770)
Citibank, N.A.	Prairie ECI Acquiror LP, 3M US L + 4.75%, 6.85%, 03/11/26	1M US L + 1.25%	872,991	861,730	(11,261)
Citibank, N.A.	Project Alpha Intermediate Holding, Inc., 3M US L + 3.50%, 5.81%, 04/26/24	1M US L + 1.25%	276,322	275,120	(1,202)
Citibank, N.A.	Project Boost Purchaser LLC, 1M US L + 3.50%, 5.54%, 06/01/26	1M US L + 1.25%	1,000,000	997,867	(2,133)
Citibank, N.A.	Recorded Books, Inc., L + 4.50%, 08/29/25(b)	1M US L + 1.25%	551,703	551,504	(199)
Citibank, N.A.	Scientific Games International, Inc., 2M US L + 2.75%, 4.88%, 08/14/24	1M US L + 1.25%	880,544	879,670	(874)
Citibank, N.A.	Seattle SpinCo, Inc., 1M US L + 2.50%, 4.54%, 06/21/24	1M US L + 1.25%	481,068	480,931	(137)
Citibank, N.A.	Seaworld Parks & Entertainment, Inc., 1M US L + 3.00%, 5.04%, 04/01/24	1M US L + 1.25%	524,931	524,770	(161)
Citibank, N.A.	Solenis Holdings LLC, 3M US L + 4.00%, 6.12%, 06/26/25	1M US L + 1.25%	1,303,944	1,290,281	(13,663)
Citibank, N.A.	Standard Aero Limited, 3M US L + 4.00%, 6.10%, 04/06/26	1M US L + 1.25%	96,043	95,907	(136)
Citibank, N.A.	Sundyne US Purchaser, Inc., L + 4.00%, 05/15/26(b)	1M US L + 1.25%	250,624	250,169	(456)
Citibank, N.A.	Transdigm, Inc., 1M US L + 2.50%, 4.54%, 06/09/23	1M US L + 1.25%	1,151,237	1,150,858	(379)
Citibank, N.A.	Travelport Finance Luxembourg SARL., 3M US L + 5.00%, 7.10%, 05/29/26	1M US L + 1.25%	879,700	845,460	(34,240)
Citibank, N.A.	Traverse Midstream Partners LLC, 1M US L + 4.00%, 6.05%, 09/27/24	1M US L + 1.25%	603,980	552,111	(51,869)
Citibank, N.A.	TRC Companies, Inc., L + 3.50%, 06/21/24(b)	1M US L + 1.25%	502,500	500,783	(1,718)
Citibank, N.A.	Trident TPI Holdings, Inc., 1M US L + 3.25%, 5.29%, 10/17/24	1M US L + 1.25%	549,745	546,499	(3,246)
Citibank, N.A.	Uber Technologies, Inc., 1M US L + 4.00%, 6.03%, 04/04/25	1M US L + 1.25%	499,963	499,090	(873)
Citibank, N.A.	Venator Finance SARL, 1M US L + 3.00%, 5.04%, 08/08/24	1M US L + 1.25%	275,120	274,682	(438)
Citibank, N.A.	WCA Waste Systems, Inc., 1M US L + 2.50%, 4.54%, 08/11/23	1M US L + 1.25%	551,256	549,943	(1,314)
Citibank, N.A.	Weld North Education LLC, L + 4.25%, 02/15/25(b)	1M US L + 1.25%	747,932	743,527	(4,405)
Citibank, N.A.	Whatabrands LLC, L + 3.25%, 08/02/26(b)	1M US L + 1.25%	125,773	125,738	(35)
Citibank, N.A.	WireCo WorldGroup, Inc., 1M US L + 5.00%, 7.04%, 09/29/23	1M US L + 1.25%	1,314,873	1,289,751	(25,122)
			$37,623,071	$37,272,699	$(350,378)
Total			$105,279,843	$105,455,724	$175,875

(a)	The Fund's interest in the total return swaps transactions are held through a wholly owned subsidiary of the Fund, CRDTX SPV I, LLC, a Delaware Limited Liability Company.
(b)	Total return swap reference asset has not settled as of September 30, 2019. The interest rate shown represents the stated spread over the applicable London Interbank Offered Rate ("LIBOR" or "L"); the Fund will not accrue interest or financing charges until the settlement date at which point LIBOR will be established.
(c)	$65,434 of this delayed draw term loan total return swap reference asset was undrawn as of September 30, 2019. The Consolidated Schedule of Investments records this investment at the full commitment value of $84,487. A corresponding payable for investments purchased has also been recorded which represents the actual undrawn amount on the balance sheet.

Griffin Institutional Access Credit Fund

Notes to Quarterly Consolidated Schedule of Investments

September 30, 2019 (Unaudited)

1. ORGANIZATION

Griffin Institutional Access Credit Fund (the “Fund”) is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund engages in a continuous offering of shares and operates as an interval fund that offers quarterly repurchases of shares at net asset value. The Fund’s SEC registered investment adviser is Griffin Capital Credit Advisor, LLC (the “Adviser”). BCSF Advisors, LP (the “Sub-Adviser”), an affiliate of Bain Capital Credit, LP, serves as the Fund’s sub-adviser. The investment objective of the Fund is to generate a return comprised of both current income and capital appreciation with an emphasis on current income with low volatility and low correlation to the broader markets. The Fund pursues its investment objective by investing in a range of secured and unsecured debt obligations, which may be syndicated, consisting of U.S. high yield securities, global high yield securities, direct lending investments including direct originated debt obligations, collateralized loan obligations (“CLOs”), and other fixed-income and fixed-income related securities. The portfolio may consist of high yield bonds and bank loans, equity securities, CLOs, and direct lending investments, which may include senior direct lending (“SDL”) as well as subordinate and unitranche direct lending. The Fund may also acquire warrants and other equity interests through its direct lending activities. The portfolio may also consist of, to a lesser extent, special situations investments such as non-performing loans (“NPLs”). In pursuing its investment objective, the Fund may also directly or indirectly invest in derivative investments, such as total return swap agreements.

The Fund was organized as a statutory trust on April 5, 2016 under the laws of the State of Delaware. The Fund commenced operations on April 3, 2017 and is authorized to issue an unlimited number of shares with no par value.

The Fund currently offers Class A, Class C, Class I and Class L shares. Class A, Class C and Class I shares commenced operations on April 3, 2017. Class L shares commenced operations on September 5, 2017. Effective September 29, 2017 Griffin Capital BDC Corp., formerly known as Griffin-Benefit Street Partners BDC Corp., (the “BDC”) transferred all of its assets to the Fund, in exchange for Class F shares of the Fund and the Fund assumed all of the liabilities of the BDC (the “Reorganization”). Class F Shares commenced operations on September 25, 2017 and were offered in conjunction with the Reorganization. Class F shares are no longer offered except for reinvestment of dividends. Class A and L shares are offered subject to a maximum sales charge of 5.75% and 4.25%, respectively, of their offering price. Class C and Class I shares are offered at net asset value per share. Class C shares may be subject to a 1.00% contingent deferred sales charge on shares redeemed during the first 365 days after their purchase. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation – The following is a summary of significant accounting policies followed by the Fund in preparation of its Consolidated Schedule of Investments. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is considered an investment company following accounting and reporting guidance in Accounting Standards Codification (“ASC”) Topic 946 – Financial Services – Investment Companies. The preparation of the Consolidated Schedule of Investments requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Consolidated Schedule of Investments and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Consolidation of GIACF Alternative Holdings, LLC – GIACF Alternative Holdings, LLC, (the “NPL Subsidiary”), a Cayman Islands exempted company and wholly owned subsidiary of the Fund, was formed on September 18, 2018. The NPL Subsidiary acts as an investment vehicle for the Fund in order to effect certain NPL investments for the Fund. The Fund is the managing and sole member of the NPL Subsidiary pursuant to a limited liability agreement. Further, the Fund will remain the sole member and will continue to wholly own and control the NPL Subsidiary.  As a wholly owned subsidiary of the Fund, all investments held by the NPL Subsidiary are disclosed in the Consolidated Schedule of Investments. All inter-company accounts and transactions have been eliminated in consolidation.

The NPL Subsidiary has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the NPL Subsidiary is a Controlled Foreign Corporation, which generates and is allocated no income that is considered effectively connected with U.S. trade of business and, as such, is not subject to U.S. income tax. However, as a wholly owned Controlled Foreign Corporation, the NPL Subsidiary’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

Consolidation of CRDTX SPV I, LLC – CRDTX SPV I, LLC, (the “Swap Subsidiary”), a Delaware Limited Liability Company and wholly owned subsidiary of the Fund, was formed on November 27, 2018. The Swap Subsidiary, on behalf of the Fund, has entered into a series of single-asset total return swaps (the “Swaps”) on individual bank loans (each a “Reference Asset”). The Fund is the managing and sole member of the Swap Subsidiary pursuant to a limited liability agreement. Further, the Fund will remain the sole member and will continue to wholly own and control the Swap Subsidiary. The Swaps that the Swap Subsidiary has entered into are disclosed in the Consolidated Schedule of Investments. All inter-company accounts and transactions have been eliminated in consolidation.

Single-Asset Subsidiaries – Certain investments of the Fund will be held in single-asset subsidiaries controlled by the Fund (the “Single-Asset Subsidiaries”). The Single Asset Subsidiaries are generally formed as needed to hold a particular equity investment obtained in private transactions. The equity holdings of the Single-Asset Subsidiaries are disclosed in the Consolidated Schedule of Investments. All inter-company accounts and transactions have been eliminated in consolidation.

The Fund will generally consolidate any wholly-owned or controlled subsidiary. For purposes of the Fund’s investment restrictions, guidelines and limitations, the Fund will aggregate direct investments with investment exposure provided by its wholly-owned and controlled subsidiaries.

Security Valuation – In accordance with ASC Topic 820 – Fair Value Measurement and Disclosures, and consistent with the Fund’s Valuation Policy, portfolio securities of the Fund are valued at their current market values determined on the basis of readily available market quotations. Market quotations are obtained from independent pricing services approved by the Board of Trustees (the “Trustees”). Forward foreign currency exchange contracts are typically valued at their quoted daily prices obtained from an independent pricing service. With respect to the Swaps, each Reference Asset is marked daily at its quoted price obtained from an independent pricing service. The collective daily value of each Swap is based on the daily value of the Reference Asset together with accrued income of the Reference Asset and the accrued expenses incurred under the Swap agreement.

If market quotations are not readily available, securities are valued at fair value in good faith pursuant to procedures adopted by the Trustees. The Trustees have delegated the day to day responsibility for determining fair valuation to the Fair Value Pricing Committee in accordance with the Valuation Policy approved by the Trustees. There is no single standard for determining fair value of a security. Rather, in determining the fair value of a security for which there are no readily available market quotations, the Adviser and Sub-Adviser, together with the Fair Value Pricing Committee, may consider several factors as relevant, including but not limited to: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values, yields, and current pricing of securities that have comparable characteristics; (3) knowledge of current and historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, including enterprise value of portfolio company, relevant credit market indices, and credit quality. The Adviser and Sub-Adviser may also consider periodic financial statements (audited and unaudited) or other information provided by the issuer. The Fair Value Pricing Committee will give consideration to all factors which might reasonably affect the fair value of an investment. The Fund has retained the services of one or more independent third-party valuation specialists to assist the Fair Value Pricing Committee in determining the fair value of certain securities for which market quotations are not available. The independent third-party valuation specialist provides the Fair Value Pricing Committee with a valuation report that includes a description of the methodology used to measure fair value and the analysis and calculations supporting its conclusion. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

The Adviser will provide the Trustees with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable to that period, and that identify issues and valuation problems that have arisen, if any. To the extent deemed necessary by the Adviser, the Trustees will review any securities valued by the Adviser and/or the Fair Value Pricing Committee in accordance with the Fund’s Valuation Policy.

Fair Value Measurements – In accordance with ASC Topic 820 – Fair Value Measurement and Disclosures, a three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value, as follows:

Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability at the measurement date; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Fund to measure fair value during the period ended September 30, 2019 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s investments as of September 30, 2019:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Bank Loans	$–	$134,102,792	$44,089,032	$178,191,824
Corporate Bonds	–	80,304,098	–	80,304,098
Convertible Corporate Bonds	–	324,466	–	324,466
Collateralized Loan Obligations	–	22,489,506	–	22,489,506
Common Stocks	–	6,615	–	6,615
Equity Interest	–	–	4,360,408	4,360,408
Exchange Traded Funds	11,412,626	–	–	11,412,626
Total	$11,412,626	$237,227,477	$48,449,440	$297,089,543

Other Financial Instruments*
Assets:
Forward Foreign Currency Contracts	$–	$581,581	$–	$581,581
Total Return Swap Contracts	–	526,250	–	526,250
Liabilities:
Forward Foreign Currency Contracts	–	(4,252)	–	(4,252)
Total Return Swap Contracts	–	(350,370)	–	(350,370)
Total	$–	$753,209	$–	$753,209

*	Other financial instruments are derivative instruments reflected in the Consolidated Schedule of Investments. The derivatives shown in this table are reported at their unrealized appreciation/ (depreciation) at measurement date, which represents the change in the contracts' value.

The changes of fair value of investments for which the Fund has used Level 3 inputs to determine the fair value are as follows:

	Bank Loans	Equity Interest	Total
Balance as of December 31, 2018	$13,505,046	$2,667,450	$16,172,496
Accrued Discount/premium	46,097	-	46,097
Realized Gain/(Loss)	17,477	10,457	27,934
Change in Unrealized Appreciation/Depreciation	(555,361)	373,104	(182,257)
Purchases	31,832,645	1,505,135	33,337,780
Sales Proceeds	(1,067,772)	(195,738)	(1,263,510)
Transfer into Level 3	310,900	-	310,900
Transfer Out of Level 3	-	-	-
Balance as of September 30, 2019	$44,089,032	$4,360,408	$48,449,440
Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at September 30, 2019	$(558,041)	$373,104	$(184,937)

The table below provides additional information about the Level 3 Fair Value Measurements as of September 30, 2019:

Quantitative Information about Level 3 Fair Value Measurements

				Range
Asset Class	Fair Value	Valuation Technique	Unobservable Inputs(a)	Minimum	Maximum	Weighted Average
Bank Loans	$32,155,817	Comparative Yield	Yield	5.50%	11.50%	8.56%
Bank Loans	11,676,262(b)	Purchase Price	Purchase Price	$97.00	$100.00	$97.81
Bank Loans	256,953	3rd Party Pricing Service	N/A	N/A	N/A	N/A
Equity Interest	1,208,432	Enterprise Value	EBITDA Multiple	7.3x	9.5x	8.66x
Equity Interest	2,738,260	Discounted Cash Flows	Discount Rate	14.85%	14.85%	14.85%
Equity Interest	413,716(b)	Purchase Price	Purchase Price	$1	$1,602.04	$665.80
Total	$48,449,440

(a)	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Yield	Decrease	Increase
EBITDA Multiple	Increase	Decrease
Discount Rate	Decrease	Increase
Purchase Price	N/A	N/A

(b)	Investments acquired during the quarter ended September 30, 2019.

The Fund utilized the comparative yield, enterprise value, and discounted cash flow techniques to determine the fair value of certain Level 3 assets as of September 30, 2019. The significant unobservable input used in the comparative yield analysis is yield. The comparative yield valuation technique measures fair value of an investment based upon an assessment of expected market yields of other businesses of similar size in the same industry. The significant unobservable input used in the enterprise value approach is the EBITDA multiple. EBITDA multiples are typically determined based upon review of market comparable transactions and publicly traded comparable companies. The multiple is used to estimate the enterprise value of the underlying investment. The discounted cash flow technique is an analysis whereby future expected cash flows of the investment are discounted to determine a present value using a discount rate.

Generally, new investments not valued by a third-party pricing service are held at purchase price until the investment has been held by the Fund for a full quarter. The investment is generally transitioned to an independent third-party valuation specialist to assist the Fair Value Pricing Committee in determining the application of a valuation methodology at the next valuation date. The Fair Value Pricing Committee will convene if there has been a material change to the underlying company, industry or market between the time of investment and the valuation date.

Securities Transactions, Revenue Recognition and Expenses

The Fund records its investment transactions on a trade date basis. The Fund measures realized gains or losses by the difference between the net proceeds from the repayment or sale and the amortized cost basis of the investment, using the specified identification method. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis. Discount and premium to par value on investments acquired are accreted and amortized, respectively, into interest income over the life of the respective investment using the effective interest method. Loan origination fees, original issue discount and market discount or premium are capitalized and amortized against or accreted into interest income using the effective interest method or straight-line method, as applicable. For the Fund’s investments in revolving bank loans, the cost basis of the investment purchased is adjusted for the cash received for the discount on the total balance committed. The fair value is also adjusted for price appreciation or depreciation on the unfunded portion. Upon prepayment of a loan or debt security, any prepayment premium is recorded as interest income.

Dividend income on preferred equity investments is recorded on an accrual basis to the extent that such amounts are payable by the portfolio company and are expected to be collected. Dividend income on common equity investments is recorded on the record date for private portfolio companies and on the ex-dividend date for publicly traded portfolio companies. Distributions received from a limited liability company or limited partnership investment are evaluated to determine if the distribution should be recorded as dividend income or a return of capital.

Income from securitization vehicles and equity investments in the equity class securities of CLO vehicles (typically income notes or subordinated notes) is recorded daily using the effective interest method in accordance with the provisions of ASC 325-40, Beneficial Interests in Securitized Financial Assets, based upon a calculation of the effective yield to the expected redemption date based on an estimate of future cash flows, including those CLO equity investments that have not made their inaugural distribution for the relevant period end. The Fund monitors the expected residual payments, and the effective yield is determined and updated quarterly.

Certain investments may have contractual payment-in-kind (“PIK”) interest or dividends. PIK represents accrued interest or accumulated dividends that are added to the loan principal of the investment on the respective interest or dividend payment dates rather than being paid in cash and generally becomes due at maturity or upon being called by the issuer. PIK is recorded as interest or dividend income, as applicable. If at any point the Fund believes PIK is not expected to be realized, the investment generating PIK will be placed on non-accrual status. Accrued PIK interest or dividends are generally reversed through interest or dividend income, respectively, when an investment is placed on non-accrual status.

Expenses are recorded on an accrual basis.

Foreign Currency Translation – The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. EST).

Foreign Securities – The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Cash and Cash Equivalents – The Fund places its cash with one banking institution, which is insured by the Federal Deposit Insurance Corporation (“FDIC”). The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Fund does not believe that such deposits are subject to any unusual risk associated with investment activities.

Loan Participation and Assignments – The Fund may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of the loans from third parties. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Fund purchases assignments from lenders they acquire direct rights against the borrower of the loan. The Fund may enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a fee based on the undrawn portion of the underlying line of credit of a floating rate loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. For the period ended September 30, 2019, no penalty fees were received by the Fund. Fees earned or paid are recorded as a component of interest income or interest expense. At September 30, 2019, the Fund had $4,912,211 at par value in unfunded loan commitments.

Defaulted Securities – The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. As of September 30, 2019, the aggregate value of those securities was $ 4,009,762 representing 1.20% of the Fund's net assets. The Fund no longer accrues income on securities for which income has been deemed uncollectible. Additionally, the Fund provides for losses on interest of receivable. Such securities have been identified on the accompanying Consolidated Schedule of Investments.

Indemnification – The Fund indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on industry experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3. DERIVATIVE TRANSACTIONS

The Fund’s investment objectives allow the Fund to enter into various types of derivative contracts such as total return swaps and forward foreign currency contracts. In doing so, the Fund and its Swap Subsidiary will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure only on certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

Risk of Investing in Derivatives – The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance. Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

Forward Foreign Currency Contracts – The Fund engaged in currency transactions with counterparties during the period ended September 30, 2019 to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value or to gain or reduce exposure to certain currencies. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is terminated, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward foreign currency exchange contracts are typically valued at their quoted daily prices obtained from an independent pricing service.

Total Return Swap Contracts – The Fund’s Swap Subsidiary has entered into a series of single-asset total return swaps on individual bank loans with Citibank, N.A. (“Citi”) as the counterparty. The Swaps allow the Fund to indirectly obtain exposure to the Reference Assets, each a bank loan, without owning or taking physical custody of the underlying bank loans. Each Swap is an agreement between the Swap Subsidiary and Citi in which Citi has contractually committed to make payments based on the total return (income plus realized appreciation) of each Reference Asset in exchange for a periodic payment from the Swap Subsidiary based on a floating interest rate and any realized depreciation of each Reference Asset. If the total return of the Reference Asset exceeds or falls short of the offsetting floating interest rate obligation, the Swap Subsidiary receives payment from or makes payment to Citi, respectively. Additionally, the Fund’s Swap Subsidiary posts collateral to cover its potential contractual obligations under the Swaps. Each Swap is marked-to-market daily consistent with the Fund’s Valuation Policy and changes in value are recorded by the Fund as unrealized gain or loss. When a Swap is terminated, the Fund records a realized gain or loss equal to the difference between the value of the Swap at the time it was opened and the value of the Swap at the time it was terminated.

The Swaps effectively add leverage to the Fund’s portfolio by providing investment exposure to underlying bank loans without owning or taking physical custody of such bank loans. In an effort to limit leverage risk, the Fund will earmark assets determined to be liquid to cover its obligations under the Swap agreements. The use of Swaps includes the risks associated with each Reference Asset including the risk that the underlying bank loan defaults. The Fund bears the risk of unfavorable changes in market prices of the underlying Reference Assets. Risk may also arise upon entering into these contracts from the potential inability of the counterparty to meet the terms of its contract.